UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2023

*This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
October 31, 2023
MFS®  Corporate Bond Fund
MFB-SEM

MFS® Corporate Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	76.1%
U.S. Treasury Securities	10.8%
High Yield Corporates	7.0%
Emerging Markets Bonds	3.2%
Commercial Mortgage-Backed Securities	1.5%
Non-U.S. Government Bonds	1.3%
Collateralized Loan Obligations	1.1%
Asset-Backed Securities	0.8%
Municipal Bonds	0.2%
Composition including fixed income credit quality (a)(i)
AAA	3.5%
AA	3.2%
A	29.2%
BBB	46.8%
BB	5.5%
B	2.4%
CCC	0.3%
C (o)	0.0%
U.S. Government	5.2%
Not Rated	5.9%
Cash & Cash Equivalents	3.7%
Other	(5.7)%
Portfolio facts
Average Duration (d)	6.4
Average Effective Maturity (m)	10.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2023 through October 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.77%	$1,000.00	$940.89	$3.76
	Hypothetical (h)	0.77%	$1,000.00	$1,021.27	$3.91
B	Actual	1.52%	$1,000.00	$937.20	$7.40
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
C	Actual	1.52%	$1,000.00	$937.90	$7.40
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
I	Actual	0.52%	$1,000.00	$942.01	$2.54
	Hypothetical (h)	0.52%	$1,000.00	$1,022.52	$2.64
R1	Actual	1.52%	$1,000.00	$937.20	$7.40
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
R2	Actual	1.02%	$1,000.00	$939.76	$4.97
	Hypothetical (h)	1.02%	$1,000.00	$1,020.01	$5.18
R3	Actual	0.77%	$1,000.00	$940.96	$3.76
	Hypothetical (h)	0.77%	$1,000.00	$1,021.27	$3.91
R4	Actual	0.52%	$1,000.00	$942.13	$2.54
	Hypothetical (h)	0.52%	$1,000.00	$1,022.52	$2.64
R6	Actual	0.42%	$1,000.00	$942.48	$2.05
	Hypothetical (h)	0.42%	$1,000.00	$1,023.03	$2.14
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.2%
Aerospace & Defense – 2.5%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,018,639
Boeing Co., 5.15%, 5/01/2030	15,937,000	14,932,171
Boeing Co., 5.805%, 5/01/2050	29,257,000	25,187,372
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	11,580,716
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	11,915,000	11,701,556
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	9,532,000	8,906,960
TransDigm, Inc., 6.875%, 12/15/2030 (n)	19,115,000	18,456,679
		$98,784,093
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$2,710,000	$2,454,596
Tapestry, Inc., 3.05%, 3/15/2032	7,540,000	5,409,814
		$7,864,410
Asset-Backed & Securitized – 3.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.02%, 11/15/2054 (i)	$112,243,759	$5,489,169
ACREC 2021-FL1 Ltd., “A”, FLR, 6.599% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	17,961,557	17,644,572
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,749,873
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	5,214,167	5,165,316
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	252,328	348,271
BDS 2021-FL7 Ltd., “B”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	4,505,000	4,404,192
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.262%, 7/15/2054 (i)	199,255,114	12,837,250
JPMorgan Chase Commercial Mortgage Securities Corp., 5.707%, 7/15/2042 (n)	40,792	35,489
KREF 2018-FT1 Ltd., “A”, FLR, 6.52% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	8,257,000	8,042,665
KREF 2018-FT1 Ltd., “AS”, FLR, 6.75% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	8,490,964
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	12,798,097	12,749,507
MF1 2022-FL8 Ltd., “A”, FLR, 6.684% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	13,072,227	12,813,998
PFP III 2021-8 Ltd., “A”, FLR, 6.449% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	6,599,195	6,489,292
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-8 Ltd., “AS”, FLR, 6.699% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	$17,557,000	$16,922,683
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.439% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	4,277,247	4,236,775
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/19/2026 (n)	8,849,000	8,852,109
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	3,768,098	3,746,450
		$133,018,575
Broadcasting – 2.3%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$14,610,000	$8,167,273
Discovery Communications LLC, 4.125%, 5/15/2029	10,575,000	9,308,893
Discovery Communications LLC, 5.3%, 5/15/2049	9,152,000	6,592,328
Discovery Communications LLC, 4%, 9/15/2055	13,565,000	7,791,419
Prosus N.V., 3.68%, 1/21/2030	2,700,000	2,140,517
Prosus N.V., 4.193%, 1/19/2032	4,000,000	3,072,643
Prosus N.V., 3.832%, 2/08/2051 (n)	13,882,000	7,092,431
Walt Disney Co., 3.5%, 5/13/2040	32,182,000	23,133,816
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	6,548,497
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	12,860,000	10,662,422
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	12,184,000	8,533,284
		$93,043,523
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$21,458,000	$15,622,172
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	7,889,000	7,594,329
Charles Schwab Corp., 1.95%, 12/01/2031	7,868,000	5,599,531
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day+ 2.01%) to 8/24/2034	9,448,000	8,849,017
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	11,858,558
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	12,504,000	10,472,467
		$59,996,074
Building – 0.3%
Vulcan Materials Co., 3.5%, 6/01/2030	$7,916,000	$6,754,696
Vulcan Materials Co., 4.5%, 6/15/2047	7,860,000	5,997,662
		$12,752,358
Business Services – 1.7%
Equifax, Inc., 3.1%, 5/15/2030	$6,833,000	$5,609,502
Equifax, Inc., 2.35%, 9/15/2031	20,940,000	15,575,505
Equinix, Inc., 2.625%, 11/18/2024	12,928,000	12,482,662
Fiserv, Inc., 2.25%, 6/01/2027	18,340,000	16,206,046
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	9,898,448
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 3.65%, 9/15/2047	$9,718,000	$6,993,539
		$66,765,702
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$21,222,000	$15,348,640
Comcast Corp., 2.887%, 11/01/2051	12,887,000	7,117,065
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	16,866,000	15,859,712
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	20,683,000	16,422,613
		$54,748,030
Chemicals – 0.6%
RPM International, Inc., 4.55%, 3/01/2029	$16,660,000	$15,335,681
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)	6,854,000	6,511,300
		$21,846,981
Computer Software – 1.1%
Cisco Systems, Inc., 5.5%, 1/15/2040	$7,722,000	$7,327,991
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	8,600,637
Oracle Corp., 4.9%, 2/06/2033	9,983,000	8,964,700
Oracle Corp., 5.55%, 2/06/2053	10,933,000	9,083,054
VeriSign, Inc., 4.75%, 7/15/2027	10,277,000	9,795,622
		$43,772,004
Computer Software - Systems – 0.6%
Apple, Inc., 2.05%, 9/11/2026 (f)	$12,687,000	$11,631,769
Apple, Inc., 1.7%, 8/05/2031	4,970,000	3,825,116
Apple, Inc., 2.7%, 8/05/2051	14,930,000	8,634,218
		$24,091,103
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$12,831,000	$11,648,563
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	10,547,000	10,089,186
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	10,460,000	9,842,707
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	10,590,000	9,715,215
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,340,248
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	15,305,000	14,270,335
		$60,906,254
Consumer Products – 1.2%
Kenvue, Inc., 5%, 3/22/2030	$11,408,000	$10,977,719
Kenvue, Inc., 5.1%, 3/22/2043	10,021,000	8,865,318
Kenvue, Inc., 5.05%, 3/22/2053	9,133,000	7,847,026
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Mattel, Inc., 3.75%, 4/01/2029 (n)	$24,027,000	$20,553,616
		$48,243,679
Consumer Services – 1.1%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$17,873,150
Booking Holdings, Inc., 3.55%, 3/15/2028	2,201,000	2,035,332
CBRE Group, Inc., 5.95%, 8/15/2034	27,311,000	24,830,702
		$44,739,184
Containers – 0.2%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$9,092,000	$8,700,761
Electronics – 1.1%
Intel Corp., 5.7%, 2/10/2053	$17,168,000	$15,364,204
Lam Research Corp., 1.9%, 6/15/2030	3,948,000	3,106,575
Lam Research Corp., 4.875%, 3/15/2049	7,369,000	6,078,270
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,491,000	7,740,609
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	14,219,000	12,018,156
		$44,307,814
Emerging Market Quasi-Sovereign – 0.2%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$14,719,000	$9,665,967
Emerging Market Sovereign – 0.3%
United Mexican States, 6.338%, 5/04/2053	$15,650,000	$13,681,576
Energy - Independent – 1.2%
EQT Corp., 3.625%, 5/15/2031 (n)	$11,873,000	$9,776,228
Occidental Petroleum Corp., 6.125%, 1/01/2031	7,894,000	7,720,016
Occidental Petroleum Corp., 4.4%, 4/15/2046	7,501,000	5,350,989
Pioneer Natural Resources Co., 5.1%, 3/29/2026	13,002,000	12,858,593
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	13,489,000	12,849,315
		$48,555,141
Energy - Integrated – 0.7%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,377,995
BP Capital Markets America, Inc., 4.812%, 2/13/2033	5,243,000	4,790,482
BP Capital Markets America, Inc., 3.001%, 3/17/2052	10,654,000	6,188,750
Eni S.p.A., 4.75%, 9/12/2028 (n)	12,652,000	11,948,038
		$28,305,265
Entertainment – 0.4%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$18,053,000	$16,601,550
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$24,891,000	$22,344,670
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	6,240,000	5,816,418
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	7,945,394
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	11,844,000	9,911,128
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	16,132,000	14,578,730
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	12,633,000	12,444,137
		$73,040,477
Food & Beverages – 4.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$7,297,510
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	12,246,920
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,513,000	19,657,038
Constellation Brands, Inc., 2.25%, 8/01/2031	12,758,000	9,694,932
Constellation Brands, Inc., 4.75%, 5/09/2032	13,091,000	11,775,565
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	3,982,996
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	9,785,150
Diageo Capital PLC, 2%, 4/29/2030	4,475,000	3,557,882
Diageo Capital PLC, 5.625%, 10/05/2033	14,140,000	13,880,582
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	4,282,000	3,913,207
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	9,947,945
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	10,304,000	9,819,721
JM Smucker Co., 6.5%, 11/15/2053	15,479,000	14,594,722
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	10,133,805
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	10,747,135
Mars, Inc., 4.55%, 4/20/2028 (n)	21,743,000	20,893,834
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	3,385,957
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	6,356,955
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	6,710,061
		$188,381,917
Gaming & Lodging – 1.8%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$15,171,000	$11,992,271
Marriott International, Inc., 4%, 4/15/2028	22,081,000	20,290,337
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	13,873,977
VICI Properties LP, REIT, 4.75%, 2/15/2028	12,907,000	11,886,056
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,501,055
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,657,000	7,532,639
		$72,076,335
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$16,695,000	$13,656,851
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	1,962,726
Equitable Holdings, Inc., 5.594%, 1/11/2033	17,154,000	15,795,217
		$31,414,794
Insurance - Health – 1.5%
Centene Corp., 2.625%, 8/01/2031	$15,819,000	$11,880,069
Humana, Inc., 4.95%, 10/01/2044	13,471,000	10,769,783
Humana, Inc., 5.5%, 3/15/2053	6,875,000	5,921,679
UnitedHealth Group, Inc., 5.3%, 2/15/2030	11,253,000	11,046,381
UnitedHealth Group, Inc., 4.625%, 7/15/2035	12,467,000	11,083,292
UnitedHealth Group, Inc., 5.875%, 2/15/2053	9,297,000	8,792,181
		$59,493,385
Insurance - Property & Casualty – 2.1%
American International Group, Inc., 5.125%, 3/27/2033	$12,789,000	$11,629,781
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	9,496,000	7,029,680
Arthur J. Gallagher & Co., 6.5%, 2/15/2034 (w)	12,108,000	12,017,446
Arthur J. Gallagher & Co., 6.75%, 2/15/2054 (w)	9,193,000	9,033,041
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	9,035,407
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	8,800,000	8,130,599
Hub International Ltd., 7.25%, 6/15/2030 (n)	10,517,000	10,258,913
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	17,426,000	16,031,295
		$83,166,162
International Market Quasi-Sovereign – 0.8%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$16,061,385
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	20,295,000	14,992,314
		$31,053,699
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$21,773,000	$19,814,942
Machinery & Tools – 1.5%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$3,228,000	$2,988,812
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,785,000	12,353,106
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	8,052,000	7,346,355
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,328,165
CNH Industrial Capital LLC, 5.5%, 1/12/2029	15,194,000	14,727,397
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	4,905,524
		$59,649,359
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 17.4%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$25,565,000	$23,864,507
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	15,822,000	15,406,332
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	8,035,000	6,160,827
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	15,558,000	14,650,543
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	6,126,000	6,046,996
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	5,967,000	5,715,364
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	21,578,000	15,755,647
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	8,133,000	7,787,129
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	3,714,000	3,386,909
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	10,333,546
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	11,261,241
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	28,208,000	25,153,380
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	13,666,000	12,038,587
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	12,284,000	9,862,556
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	16,178,448
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	4,783,000	3,565,791
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	12,477,000	11,994,032
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/21/2027	19,493,000	19,451,794
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	13,000,000	12,061,426
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,098,347
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	17,287,960
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	31,699,000	24,017,044
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	24,317,000	24,164,428
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	$14,185,000	$12,443,262
Mitsubishi UFJ Financial Group, Inc., 5.422% to 2/22/2028, FLR (CMT - 1yr. + 1.38%) to 2/22/2029	8,514,000	8,244,763
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	16,409,000	12,343,372
Mizuho Financial Group, 5.754%, 5/27/2034	21,049,000	19,655,214
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	13,246,000	11,788,281
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	7,481,000	7,194,776
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	2,935,530
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	32,791,000	27,763,350
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	8,561,000	7,813,468
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	14,047,000	9,937,053
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	19,454,000	14,419,417
Nationwide Building Society, 6.557% to 10/18/2026, FLR (SOFR - 1 day + 1.91%) to 10/17/2027 (n)	12,881,000	12,860,326
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,122,648
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	24,233,000	21,252,084
Royal Bank of Canada, 2.3%, 11/03/2031	20,791,000	15,654,263
Royal Bank of Canada, 5%, 2/01/2033	10,678,000	9,654,132
Standard Chartered PLC, 6.187%, 7/06/2027 (n)	8,097,000	8,024,495
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	20,869,281
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,417,712
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	11,945,110
Toronto-Dominion Bank, 4.693%, 9/15/2027	16,991,000	16,181,429
Toronto-Dominion Bank, 2%, 9/10/2031	16,287,000	12,030,478
Toronto-Dominion Bank, 4.456%, 6/08/2032	4,326,000	3,772,257
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	29,176,000	24,120,292
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	24,966,000	17,332,740
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	17,139,123
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	4,551,000	4,016,106
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	$15,012,000	$14,474,635
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	13,009,000	12,544,366
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	11,900,000	9,369,662
		$695,562,459
Medical & Health Technology & Services – 3.3%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$24,516,000	$19,753,006
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	4,678,261
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	4,584,372
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,494,000	3,068,877
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	5,465,469
CVS Health Corp., 5%, 2/20/2026	11,878,000	11,652,565
CVS Health Corp., 5.625%, 2/21/2053	15,809,000	13,396,971
HCA, Inc., 5.2%, 6/01/2028	10,300,000	9,806,766
HCA, Inc., 5.875%, 2/01/2029	12,628,000	12,234,239
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	7,582,929
Quest Diagnostics, Inc., 6.4%, 11/30/2033	17,105,000	17,053,519
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	12,497,000	11,920,707
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	6,659,000	5,024,670
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	4,474,697
		$130,697,048
Medical Equipment – 0.2%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$9,095,028
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$9,471,924
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	6,170,000	4,828,642
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,960,000	14,474,318
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	13,299,341
Novelis Corp., 4.75%, 1/30/2030 (n)	17,674,000	14,995,937
		$57,070,162
Midstream – 5.0%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$3,370,000	$3,365,048
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	19,527,000	17,936,090
Enbridge, Inc., 5.969%, 3/08/2026	8,316,000	8,258,062
Enbridge, Inc., 5.7%, 3/08/2033	11,666,000	10,908,104
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	14,863,000	14,238,268
Energy Transfer LP, 4%, 10/01/2027	8,335,000	7,674,087
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Energy Transfer LP, 3.75%, 5/15/2030	$7,004,000	$5,986,167
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	14,243,000	11,827,784
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	8,946,000	7,844,891
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	24,314,746	22,299,982
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	4,907,215	3,972,694
Plains All American Pipeline LP, 4.65%, 10/15/2025	15,024,000	14,552,715
Plains All American Pipeline LP, 3.55%, 12/15/2029	12,959,000	11,013,756
Plains All American Pipeline LP, 4.9%, 2/15/2045	8,649,000	6,238,275
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	10,515,000	9,675,092
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	4,213,000	3,778,967
Targa Resources Corp., 4.2%, 2/01/2033	11,478,000	9,513,682
Targa Resources Corp., 4.95%, 4/15/2052	20,184,000	14,727,637
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,130,021
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	5,012,000	4,029,682
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	5,413,000	5,499,283
		$197,470,287
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$7,493,454
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$12,850,000	$11,059,841
Oils – 0.7%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$16,695,862	$11,879,105
Puma International Financing S.A., 5%, 1/24/2026	18,125,000	16,285,675
		$28,164,780
Other Banks & Diversified Financials – 1.3%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$12,296,000	$12,026,049
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	4,573,000	3,827,984
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	16,046,000	14,712,009
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	13,408,000	12,150,025
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/29/2029	8,032,000	8,079,364
		$50,795,431
Pharmaceuticals – 0.9%
Merck & Co., Inc., 2.75%, 12/10/2051	$7,976,000	$4,503,900
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	18,415,000	16,923,436
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	7,786,145
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Pfizer, Inc., 2.55%, 5/28/2040	$7,976,000	$5,063,316
		$34,276,797
Pollution Control – 0.8%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$13,918,000	$11,917,089
Waste Management, Inc., 4.625%, 2/15/2033	19,864,000	18,015,175
		$29,932,264
Precious Metals & Minerals – 0.7%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	$6,068,000	$5,051,610
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	8,514,000	6,706,733
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,232,000	15,750,989
		$27,509,332
Railroad & Shipping – 0.6%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$14,985,000	$12,939,159
Canadian Pacific Railway Co., 3.1%, 12/02/2051	17,537,000	10,294,511
		$23,233,670
Real Estate - Office – 1.1%
Boston Properties LP, REIT, 2.45%, 10/01/2033	$4,219,000	$2,742,338
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,785,000	6,195,573
Corporate Office Property LP, REIT, 2%, 1/15/2029	18,241,000	13,859,283
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	27,392,000	20,076,757
		$42,873,951
Real Estate - Other – 1.7%
EPR Properties, REIT, 3.6%, 11/15/2031	$12,888,000	$9,276,880
Extra Space Storage LP, 5.5%, 7/01/2030	16,979,000	16,060,137
Lexington Realty Trust Co., 2.375%, 10/01/2031	16,899,000	12,084,874
Prologis LP, REIT, 5.125%, 1/15/2034	20,823,000	19,068,490
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,091,000	11,097,963
		$67,588,344
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$12,210,116
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	6,660,000	6,348,598
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,734,000	13,897,130
		$32,455,844
Retailers – 1.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$1,953,000	$1,247,692
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	18,119,000	11,241,515
Amazon.com, Inc., 3.6%, 4/13/2032	15,019,000	13,040,577
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
AutoZone, Inc., 4.75%, 8/01/2032	$10,050,000	$8,924,048
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	11,040,861
		$45,494,693
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$8,252,000	$7,439,504
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,277,575
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	4,867,000	3,614,407
		$14,331,486
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$10,188,000	$7,688,395
DICK'S Sporting Goods, 4.1%, 1/15/2052	12,040,000	7,043,492
		$14,731,887
Telecommunications - Wireless – 3.8%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$24,203,000	$16,133,113
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	10,709,000	10,316,570
Crown Castle, Inc., REIT, 4%, 3/01/2027	9,286,000	8,648,148
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,056,369
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	13,604,000	10,261,157
Rogers Communications, Inc., 3.8%, 3/15/2032	11,639,000	9,438,671
Rogers Communications, Inc., 4.5%, 3/15/2042	12,354,000	9,139,557
Rogers Communications, Inc., 4.55%, 3/15/2052	7,360,000	5,090,538
T-Mobile USA, Inc., 2.05%, 2/15/2028	18,236,000	15,549,844
T-Mobile USA, Inc., 5.05%, 7/15/2033	13,046,000	11,789,461
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	19,361,412
Vodafone Group PLC, 5.625%, 2/10/2053	12,681,000	10,665,650
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	21,182,000	16,011,300
		$150,461,790
Tobacco – 0.8%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$15,471,000	$15,014,817
Philip Morris International, Inc., 5.625%, 11/17/2029	5,491,000	5,373,494
Philip Morris International, Inc., 5.125%, 2/15/2030	13,994,000	13,183,202
		$33,571,513
U.S. Treasury Obligations – 5.1%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$95,217,000	$62,872,975
U.S. Treasury Bonds, 3.875%, 5/15/2043	81,439,000	67,632,545
U.S. Treasury Bonds, 2.875%, 5/15/2052	50,458,600	33,671,260
U.S. Treasury Notes, 2.625%, 4/15/2025	16,595,000	15,990,190
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.625%, 6/30/2025	$22,500,000	$22,308,399
		$202,475,369
Utilities - Electric Power – 8.3%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$5,252,000	$4,587,505
American Electric Power Co., Inc., 5.699%, 8/15/2025	10,141,000	10,057,684
American Electric Power Co., Inc., 5.625%, 3/01/2033	11,756,000	11,034,469
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	3,610,609
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,195,604
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,340,493
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	13,419,469
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	25,541,000	20,954,350
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	16,585,000	15,670,198
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	7,340,000	5,377,500
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	9,644,752
FirstEnergy Corp., 4.15%, 7/15/2027	16,631,000	15,393,511
FirstEnergy Corp., 2.65%, 3/01/2030	13,738,000	11,080,841
FirstEnergy Corp., 3.4%, 3/01/2050	22,986,000	13,900,964
Florida Power & Light Co., 2.85%, 4/01/2025	8,281,000	7,964,834
Florida Power & Light Co., 4.45%, 5/15/2026	7,226,000	7,068,671
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	5,387,859
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	5,909,851
Georgia Power Co., 4.7%, 5/15/2032	10,974,000	9,935,231
Georgia Power Co., 4.95%, 5/17/2033	12,724,000	11,613,965
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	10,795,684
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	17,391,948
MidAmerican Energy Co., 5.85%, 9/15/2054	15,452,000	14,469,278
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	8,156,000	8,151,330
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	8,412,000	8,372,455
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,039,205
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	9,140,000	7,311,910
Pacific Gas & Electric Co., 5.45%, 6/15/2027	10,156,000	9,703,826
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	20,414,345
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	6,075,821
Southern California Edison Co., 3.65%, 2/01/2050	4,289,000	2,724,602
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	9,755,909
WEC Energy Group, Inc., 4.75%, 1/09/2026	23,734,000	23,155,945
Xcel Energy, Inc., 4.6%, 6/01/2032	3,557,000	3,144,399
		$331,655,017
Total Bonds (Identified Cost, $4,395,184,495)		$3,796,481,561
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 5.43% (v) (Identified Cost, $149,135,886)	149,129,429	$149,144,342

Other Assets, Less Liabilities – 1.1%		44,235,928
Net Assets – 100.0%		$3,989,861,831

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $149,144,342 and $3,796,481,561, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,057,841,944, representing 26.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.439% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	2/14/2022	$4,243,447	$4,236,775
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
18

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 10/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	1,077	$112,521,258	December – 2023	$1,780,280
U.S. Treasury Ultra Note 10 yr	Short	USD	1,843	200,570,235	December – 2023	10,310,170
						$12,090,450
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	610	$66,756,875	December – 2023	$(2,891,833)
U.S. Treasury Note 2 yr	Long	USD	1,963	397,354,143	December – 2023	(1,443,237)
U.S. Treasury Ultra Bond 30 yr	Long	USD	673	75,754,562	December – 2023	(9,835,067)
						$(14,170,137)
At October 31, 2023, the fund had liquid securities with an aggregate value of $5,981,399 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 10/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,395,184,495)	$3,796,481,561
Investments in affiliated issuers, at value (identified cost, $149,135,886)	149,144,342
Cash	1,620
Receivables for
Net daily variation margin on open futures contracts	126,540
Investments sold	49,104,633
Fund shares sold	6,046,321
Interest and dividends	44,635,136
Other assets	32,925
Total assets	$4,045,573,078
Liabilities
Payables for
Distributions	$580,722
Investments purchased	17,113,619
When-issued investments purchased	21,159,801
Fund shares reacquired	15,561,742
Payable to affiliates
Investment adviser	80,955
Administrative services fee	3,189
Shareholder servicing costs	917,434
Distribution and service fees	24,670
Payable for independent Trustees' compensation	652
Accrued expenses and other liabilities	268,463
Total liabilities	$55,711,247
Net assets	$3,989,861,831
Net assets consist of
Paid-in capital	$5,148,282,475
Total distributable earnings (loss)	(1,158,420,644)
Net assets	$3,989,861,831
Shares of beneficial interest outstanding	352,015,727
20

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,587,777,483	139,983,049	$11.34
Class B	2,402,753	212,242	11.32
Class C	35,307,661	3,122,656	11.31
Class I	834,059,771	73,623,524	11.33
Class R1	3,183,298	281,283	11.32
Class R2	13,564,638	1,195,492	11.35
Class R3	23,058,052	2,031,806	11.35
Class R4	48,630,286	4,285,885	11.35
Class R6	1,441,877,889	127,279,790	11.33

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.84 [100 / 95.75 x $11.34]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
21

Financial Statements
Statement of Operations
Six months ended 10/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$98,222,479
Dividends from affiliated issuers	2,702,916
Other	289,377
Total investment income	$101,214,772
Expenses
Management fee	$8,101,928
Distribution and service fees	2,402,535
Shareholder servicing costs	1,552,422
Administrative services fee	308,048
Independent Trustees' compensation	34,992
Custodian fee	93,481
Shareholder communications	171,610
Audit and tax fees	42,972
Legal fees	10,851
Miscellaneous	162,032
Total expenses	$12,880,871
Fees paid indirectly	(6,682)
Reduction of expenses by investment adviser and distributor	(268,403)
Net expenses	$12,605,786
Net investment income (loss)	$88,608,986
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(185,201,353)
Affiliated issuers	13,094
Futures contracts	(5,066,653)
Net realized gain (loss)	$(190,254,912)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(150,076,081)
Affiliated issuers	(29,533)
Futures contracts	611,953
Net unrealized gain (loss)	$(149,493,661)
Net realized and unrealized gain (loss)	$(339,748,573)
Change in net assets from operations	$(251,139,587)
See Notes to Financial Statements
22

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23
Change in net assets
From operations
Net investment income (loss)	$88,608,986	$150,733,982
Net realized gain (loss)	(190,254,912)	(327,077,618)
Net unrealized gain (loss)	(149,493,661)	173,652,773
Change in net assets from operations	$(251,139,587)	$(2,690,863)
Total distributions to shareholders	$(89,129,252)	$(155,256,971)
Change in net assets from fund share transactions	$46,146,433	$(456,065,226)
Total change in net assets	$(294,122,406)	$(614,013,060)
Net assets
At beginning of period	4,283,984,237	4,897,997,297
At end of period	$3,989,861,831	$4,283,984,237
See Notes to Financial Statements
23

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.30	$12.71	$15.09	$14.88	$13.93	$13.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.41	$0.35	$0.37	$0.42	$0.43
Net realized and unrealized gain (loss)	(0.96)	(0.40)	(1.92)	0.37	0.96	0.41
Total from investment operations	$(0.72)	$0.01	$(1.57)	$0.74	$1.38	$0.84
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.41)	$(0.36)	$(0.39)	$(0.43)	$(0.43)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.24)	$(0.42)	$(0.81)	$(0.53)	$(0.43)	$(0.43)
Net asset value, end of period (x)	$11.34	$12.30	$12.71	$15.09	$14.88	$13.93
Total return (%) (r)(s)(t)(x)	(5.91)(n)	0.20	(11.00)	4.94	10.00	6.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.78	0.76	0.77	0.79	0.79
Expenses after expense reductions (f)	0.77(a)	0.77	0.75	0.75	0.77	0.78
Net investment income (loss)	4.02(a)	3.36	2.38	2.42	2.91	3.16
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$1,587,777	$1,726,630	$1,932,006	$2,328,936	$1,996,170	$1,654,534
See Notes to Financial Statements
24

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.28	$12.68	$15.06	$14.85	$13.90	$13.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.32	$0.24	$0.26	$0.32	$0.32
Net realized and unrealized gain (loss)	(0.95)	(0.39)	(1.92)	0.36	0.95	0.41
Total from investment operations	$(0.76)	$(0.07)	$(1.68)	$0.62	$1.27	$0.73
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.32)	$(0.25)	$(0.27)	$(0.32)	$(0.33)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.20)	$(0.33)	$(0.70)	$(0.41)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$11.32	$12.28	$12.68	$15.06	$14.85	$13.90
Total return (%) (r)(s)(t)(x)	(6.28)(n)	(0.48)	(11.70)	4.17	9.20	5.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.51	1.52	1.54	1.54
Expenses after expense reductions (f)	1.52(a)	1.52	1.50	1.50	1.53	1.53
Net investment income (loss)	3.25(a)	2.60	1.62	1.70	2.18	2.41
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$2,403	$3,585	$6,283	$10,838	$21,384	$33,983
See Notes to Financial Statements
25

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.26	$12.67	$15.04	$14.84	$13.89	$13.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.32	$0.24	$0.26	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.94)	(0.40)	(1.91)	0.35	0.96	0.42
Total from investment operations	$(0.75)	$(0.08)	$(1.67)	$0.61	$1.27	$0.74
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.32)	$(0.25)	$(0.27)	$(0.32)	$(0.33)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.20)	$(0.33)	$(0.70)	$(0.41)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$11.31	$12.26	$12.67	$15.04	$14.84	$13.89
Total return (%) (r)(s)(t)(x)	(6.21)(n)	(0.56)	(11.65)	4.10	9.21	5.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.51	1.51	1.54	1.54
Expenses after expense reductions (f)	1.52(a)	1.52	1.50	1.50	1.53	1.53
Net investment income (loss)	3.26(a)	2.60	1.62	1.68	2.16	2.41
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$35,308	$42,440	$61,283	$98,956	$143,988	$143,872
See Notes to Financial Statements
26

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.29	$12.69	$15.07	$14.87	$13.92	$13.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.44	$0.39	$0.41	$0.46	$0.46
Net realized and unrealized gain (loss)	(0.95)	(0.39)	(1.92)	0.36	0.96	0.42
Total from investment operations	$(0.70)	$0.05	$(1.53)	$0.77	$1.42	$0.88
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.44)	$(0.40)	$(0.43)	$(0.47)	$(0.47)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.45)	$(0.85)	$(0.57)	$(0.47)	$(0.47)
Net asset value, end of period (x)	$11.33	$12.29	$12.69	$15.07	$14.87	$13.92
Total return (%) (r)(s)(t)(x)	(5.80)(n)	0.53	(10.79)	5.14	10.28	6.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.51	0.52	0.53	0.54
Expenses after expense reductions (f)	0.52(a)	0.52	0.50	0.50	0.52	0.53
Net investment income (loss)	4.26(a)	3.60	2.62	2.66	3.15	3.40
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$834,060	$934,582	$1,062,759	$1,573,250	$1,306,407	$1,021,313
See Notes to Financial Statements
27

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.28	$12.68	$15.05	$14.85	$13.90	$13.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.32	$0.24	$0.26	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.95)	(0.39)	(1.91)	0.35	0.96	0.42
Total from investment operations	$(0.76)	$(0.07)	$(1.67)	$0.61	$1.27	$0.74
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.32)	$(0.25)	$(0.27)	$(0.32)	$(0.33)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.20)	$(0.33)	$(0.70)	$(0.41)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$11.32	$12.28	$12.68	$15.05	$14.85	$13.90
Total return (%) (r)(s)(t)(x)	(6.28)(n)	(0.48)	(11.64)	4.10	9.20	5.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.51	1.51	1.54	1.54
Expenses after expense reductions (f)	1.52(a)	1.52	1.50	1.50	1.53	1.53
Net investment income (loss)	3.26(a)	2.61	1.62	1.68	2.16	2.41
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$3,183	$3,629	$3,922	$5,391	$5,970	$6,187
See Notes to Financial Statements
28

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.31	$12.71	$15.09	$14.88	$13.93	$13.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.38	$0.31	$0.34	$0.39	$0.39
Net realized and unrealized gain (loss)	(0.96)	(0.39)	(1.91)	0.36	0.95	0.41
Total from investment operations	$(0.73)	$(0.01)	$(1.60)	$0.70	$1.34	$0.80
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.38)	$(0.33)	$(0.35)	$(0.39)	$(0.40)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.23)	$(0.39)	$(0.78)	$(0.49)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$11.35	$12.31	$12.71	$15.09	$14.88	$13.93
Total return (%) (r)(s)(t)(x)	(6.02)(n)	0.03	(11.23)	4.68	9.73	6.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.03	1.01	1.02	1.04	1.04
Expenses after expense reductions (f)	1.02(a)	1.02	1.00	1.00	1.03	1.03
Net investment income (loss)	3.76(a)	3.11	2.12	2.18	2.67	2.91
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$13,565	$17,271	$19,328	$28,348	$31,346	$38,593
See Notes to Financial Statements
29

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.31	$12.71	$15.09	$14.88	$13.93	$13.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.39	$0.35	$0.37	$0.42	$0.43
Net realized and unrealized gain (loss)	(0.96)	(0.37)	(1.92)	0.37	0.96	0.41
Total from investment operations	$(0.72)	$0.02	$(1.57)	$0.74	$1.38	$0.84
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.41)	$(0.36)	$(0.39)	$(0.43)	$(0.43)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.24)	$(0.42)	$(0.81)	$(0.53)	$(0.43)	$(0.43)
Net asset value, end of period (x)	$11.35	$12.31	$12.71	$15.09	$14.88	$13.93
Total return (%) (r)(s)(t)(x)	(5.90)(n)	0.28	(11.00)	4.94	10.00	6.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.78	0.76	0.77	0.79	0.79
Expenses after expense reductions (f)	0.77(a)	0.76	0.75	0.75	0.78	0.78
Net investment income (loss)	4.02(a)	3.17	2.38	2.43	2.91	3.16
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$23,058	$24,627	$136,630	$162,465	$165,319	$163,142
See Notes to Financial Statements
30

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.31	$12.71	$15.09	$14.89	$13.93	$13.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.44	$0.39	$0.41	$0.46	$0.46
Net realized and unrealized gain (loss)	(0.96)	(0.39)	(1.92)	0.36	0.97	0.41
Total from investment operations	$(0.70)	$0.05	$(1.53)	$0.77	$1.43	$0.87
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.44)	$(0.40)	$(0.43)	$(0.47)	$(0.47)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.45)	$(0.85)	$(0.57)	$(0.47)	$(0.47)
Net asset value, end of period (x)	$11.35	$12.31	$12.71	$15.09	$14.89	$13.93
Total return (%) (r)(s)(t)(x)	(5.79)(n)	0.53	(10.78)	5.13	10.35	6.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.51	0.52	0.53	0.54
Expenses after expense reductions (f)	0.52(a)	0.52	0.50	0.50	0.52	0.53
Net investment income (loss)	4.27(a)	3.61	2.63	2.67	3.17	3.41
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$48,630	$53,301	$61,624	$73,890	$63,775	$75,519
See Notes to Financial Statements
31

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.29	$12.69	$15.07	$14.87	$13.92	$13.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.45	$0.40	$0.42	$0.47	$0.47
Net realized and unrealized gain (loss)	(0.96)	(0.39)	(1.92)	0.36	0.96	0.42
Total from investment operations	$(0.70)	$0.06	$(1.52)	$0.78	$1.43	$0.89
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.45)	$(0.41)	$(0.44)	$(0.48)	$(0.48)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.46)	$(0.86)	$(0.58)	$(0.48)	$(0.48)
Net asset value, end of period (x)	$11.33	$12.29	$12.69	$15.07	$14.87	$13.92
Total return (%) (r)(s)(t)(x)	(5.75)(n)	0.63	(10.70)	5.23	10.38	6.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.43	0.41	0.42	0.44	0.44
Expenses after expense reductions (f)	0.42(a)	0.42	0.40	0.41	0.43	0.43
Net investment income (loss)	4.36(a)	3.71	2.73	2.76	3.25	3.51
Portfolio turnover	30(n)	46	54	37	36	38
Net assets at end of period (000 omitted)	$1,441,878	$1,477,919	$1,614,162	$1,849,423	$1,268,071	$1,034,161

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
32

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
33

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining
34

Notes to Financial Statements (unaudited) - continued
the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$202,475,369	$—	$202,475,369
Non - U.S. Sovereign Debt	—	74,216,184	—	74,216,184
Municipal Bonds	—	7,493,454	—	7,493,454
U.S. Corporate Bonds	—	2,301,342,739	—	2,301,342,739
Commercial Mortgage-Backed Securities	—	59,418,455	—	59,418,455
Asset-Backed Securities (including CDOs)	—	73,600,120	—	73,600,120
Foreign Bonds	—	1,077,935,240	—	1,077,935,240
Mutual Funds	149,144,342	—	—	149,144,342
Total	$149,144,342	$3,796,481,561	$—	$3,945,625,903
Other Financial Instruments
Futures Contracts – Assets	$12,090,450	$—	$—	$12,090,450
Futures Contracts – Liabilities	(14,170,137)	—	—	(14,170,137)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the
35

Notes to Financial Statements (unaudited) - continued
daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$12,090,450	$(14,170,137)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(5,066,653)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$611,953
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in
36

Notes to Financial Statements (unaudited) - continued
segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
37

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
38

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/23
Ordinary income (including any short-term capital gains)	$151,559,260
Long-term capital gains	3,697,711
Total distributions	$155,256,971
39

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/23
Cost of investments	$4,550,116,793
Gross appreciation	292,392
Gross depreciation	(604,783,282)
Net unrealized appreciation (depreciation)	$(604,490,890)
As of 4/30/23
Undistributed ordinary income	17,103,394
Capital loss carryforwards	(366,329,943)
Other temporary differences	(14,033,158)
Net unrealized appreciation (depreciation)	(454,892,098)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(94,627,183)
Long-Term	(271,702,760)
Total	$(366,329,943)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/23	Year ended 4/30/23
Class A	$33,884,540	$60,380,248
Class B	50,828	131,185
Class C	647,718	1,342,438
Class I	19,891,675	32,831,247
Class R1	56,849	99,900
Class R2	281,266	579,141
Class R3	478,968	1,954,549
Class R4	1,111,460	2,113,438
Class R6	32,725,948	55,824,825
Total	$89,129,252	$155,256,971
40

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended October 31, 2023, this management fee reduction amounted to $267,542, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,544 for the six months ended October 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
41

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,104,820
Class B	0.75%	0.25%	1.00%	1.00%	15,563
Class C	0.75%	0.25%	1.00%	1.00%	197,721
Class R1	0.75%	0.25%	1.00%	1.00%	17,349
Class R2	0.25%	0.25%	0.50%	0.50%	37,356
Class R3	—	0.25%	0.25%	0.25%	29,726
Total Distribution and Service Fees					$2,402,535
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2023, this rebate amounted to $818, $36, and $7 for Class A, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2023, were as follows:
Amount
Class A	$17,836
Class B	811
Class C	1,018
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2023, the fee was $149,317, which equated to 0.0071% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,403,105.
42

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.0145% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $635 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $652 at October 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 16 shares of Class R6 for an aggregate amount of $203.
(4) Portfolio Securities
For the six months ended October 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$132,576,266	$138,639,415
Non-U.S. Government securities	1,152,827,729	1,097,303,657
43

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,531,931	$113,568,868	16,208,708	$197,407,131
Class B	395	4,733	7,907	97,981
Class C	207,112	2,470,592	462,373	5,584,472
Class I	15,549,022	185,566,610	38,660,748	470,877,618
Class R1	16,179	192,725	49,503	599,021
Class R2	95,062	1,129,028	217,585	2,636,973
Class R3	299,627	3,596,974	770,202	9,482,748
Class R4	189,302	2,262,154	789,531	9,584,971
Class R6	19,767,089	235,809,455	24,567,367	298,290,806
	45,655,719	$544,601,139	81,733,924	$994,561,721
Shares issued to shareholders in reinvestment of distributions
Class A	2,782,244	$32,990,584	4,831,276	$58,652,516
Class B	3,821	45,304	9,726	117,873
Class C	52,127	616,389	106,102	1,284,249
Class I	1,483,181	17,565,142	2,333,776	28,326,538
Class R1	4,802	56,819	8,215	99,475
Class R2	23,494	278,884	47,497	576,645
Class R3	40,381	478,884	137,838	1,700,358
Class R4	93,551	1,110,036	172,524	2,095,472
Class R6	2,669,689	31,606,970	4,469,434	54,209,484
	7,153,290	$84,749,012	12,116,388	$147,062,610
Shares reacquired
Class A	(12,667,378)	$(150,595,757)	(32,761,745)	$(399,068,069)
Class B	(83,924)	(989,724)	(221,136)	(2,682,672)
Class C	(596,942)	(7,065,151)	(1,946,876)	(23,484,043)
Class I	(19,460,802)	(229,752,075)	(48,679,930)	(591,328,170)
Class R1	(35,351)	(419,861)	(71,477)	(877,364)
Class R2	(326,385)	(3,925,956)	(382,633)	(4,658,481)
Class R3	(308,806)	(3,714,234)	(9,660,612)	(120,039,341)
Class R4	(327,645)	(3,877,165)	(1,479,942)	(17,914,001)
Class R6	(15,426,182)	(182,863,795)	(35,962,657)	(437,637,416)
	(49,233,415)	$(583,203,718)	(131,167,008)	$(1,597,689,557)
44

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Net change
Class A	(353,203)	$(4,036,305)	(11,721,761)	$(143,008,422)
Class B	(79,708)	(939,687)	(203,503)	(2,466,818)
Class C	(337,703)	(3,978,170)	(1,378,401)	(16,615,322)
Class I	(2,428,599)	(26,620,323)	(7,685,406)	(92,124,014)
Class R1	(14,370)	(170,317)	(13,759)	(178,868)
Class R2	(207,829)	(2,518,044)	(117,551)	(1,444,863)
Class R3	31,202	361,624	(8,752,572)	(108,856,235)
Class R4	(44,792)	(504,975)	(517,887)	(6,233,558)
Class R6	7,010,596	84,552,630	(6,925,856)	(85,137,126)
	3,575,594	$46,146,433	(37,316,696)	$(456,065,226)
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2023, the fund’s commitment fee and interest expense were $11,180 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
45

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$181,071,513	$655,620,734	$687,531,466	$13,094	$(29,533)	$149,144,342

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,702,916	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty
46

Notes to Financial Statements (unaudited) - continued
regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
47

Board Review of Investment Advisory Agreement
MFS Corporate Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
48

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
49

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.1 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services
50

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
51

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
52

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
October 31, 2023
MFS®  Limited Maturity Fund
MQL-SEM

MFS® Limited Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	48.1%
U.S. Treasury Securities	41.2%
Collateralized Loan Obligations	11.1%
Commercial Mortgage-Backed Securities	5.9%
Asset-Backed Securities	5.5%
Emerging Markets Bonds	1.3%
High Yield Corporates	0.9%
Municipal Bonds	0.7%
Mortgage-Backed Securities	0.4%
Non-U.S. Government Bonds	0.4%
Residential Mortgage-Backed Securities	0.1%
Composition including fixed income credit quality (a)(i)
AAA	10.7%
AA	9.4%
A	22.4%
BBB	30.5%
BB	0.9%
CC	0.1%
C (o)	0.0%
U.S. Government	24.1%
Federal Agencies	0.4%
Not Rated	17.1%
Cash & Cash Equivalents	1.5%
Other (q)	(17.1)%
Portfolio facts
Average Duration (d)	2.0
Average Effective Maturity (m)	2.3 yrs.

1

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2023 through October 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.58%	$1,000.00	$1,006.18	$2.92
	Hypothetical (h)	0.58%	$1,000.00	$1,022.22	$2.95
B	Actual	1.33%	$1,000.00	$1,002.39	$6.69
	Hypothetical (h)	1.33%	$1,000.00	$1,018.45	$6.75
C	Actual	1.43%	$1,000.00	$1,000.15	$7.19
	Hypothetical (h)	1.43%	$1,000.00	$1,017.95	$7.25
I	Actual	0.43%	$1,000.00	$1,006.87	$2.17
	Hypothetical (h)	0.43%	$1,000.00	$1,022.97	$2.19
R1	Actual	1.43%	$1,000.00	$1,000.10	$7.19
	Hypothetical (h)	1.43%	$1,000.00	$1,017.95	$7.25
R2	Actual	0.83%	$1,000.00	$1,004.94	$4.18
	Hypothetical (h)	0.83%	$1,000.00	$1,020.96	$4.22
R3	Actual	0.68%	$1,000.00	$1,005.69	$3.43
	Hypothetical (h)	0.68%	$1,000.00	$1,021.72	$3.46
R4	Actual	0.43%	$1,000.00	$1,006.95	$2.17
	Hypothetical (h)	0.43%	$1,000.00	$1,022.97	$2.19
R6	Actual	0.35%	$1,000.00	$1,007.29	$1.77
	Hypothetical (h)	0.35%	$1,000.00	$1,023.38	$1.78
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 0.9%
Boeing Co., 1.433%, 2/04/2024	$13,868,000	$13,692,146
Boeing Co., 2.196%, 2/04/2026	11,032,000	10,136,544
		$23,828,690
Asset-Backed & Securitized – 22.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.02%, 11/15/2054 (i)	$90,478,610	$4,424,766
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,772,475
ACREC 2021-FL1 Ltd., “B”, FLR, 7.249% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,361,687
ACREC 2021-FL1 Ltd., “C”, FLR, 7.599% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,710,948
ACREC 2023-FL2 LLC, “A”, FLR, 7.565% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,550,486	5,541,337
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.699% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	6,994,000	6,792,620
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.273% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	776,747	773,252
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	1,452,589	1,436,267
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	2,784,542	2,771,133
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.948% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	1,833,000	1,779,603
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.449% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	752,000	728,814
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.049% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	2,885,889
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.299% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,656,122
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,493,004
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,513,013
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.749% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,459,727
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.62% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	11,888,993
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.748% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	$1,826,238	$1,806,949
AREIT 2019-CRE3 Trust, “B”, FLR, 6.999% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	1,136,500	1,095,304
AREIT 2019-CRE3 Trust, “C”, FLR, 7.348% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	891,608
AREIT 2022-CRE6 Trust, “C”, FLR, 7.471% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,016,227
AREIT 2022-CRE6 Trust, “D”, FLR, 8.171% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,396,600
AREIT 2022-CRE7 LLC, “B”, FLR, 8.579% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,318,552
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,526,586	2,526,897
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.323% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	7,353,970	7,186,513
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.774% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	3,983,401	3,884,015
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.277% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	4,282,847	4,207,898
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.577% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	1,814,958	1,769,358
Bayview Commercial Asset Trust, FLR, 5.904% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	177,052	159,650
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	120,824	166,765
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.753%, 12/15/2051 (i)(n)	62,715,606	1,833,760
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.287%, 7/15/2054 (i)	36,117,432	2,223,378
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.376%, 9/15/2054 (i)	39,135,050	2,719,780
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.612%, 2/15/2054 (i)	54,682,305	4,416,099
BDS 2021-FL10 Ltd., “B”, FLR, 7.399% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,516,370
BDS 2021-FL10 Ltd., “C”, FLR, 7.749% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,535,471
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.267%, 2/15/2054 (i)	60,184,443	3,626,059
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.147%, 3/15/2054 (i)	38,418,659	2,095,872
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.262%, 7/15/2054 (i)	71,178,104	4,585,735
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.275%, 8/15/2054 (i)	53,251,251	3,469,463
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.034%, 9/15/2054 (i)	$78,067,190	$3,899,441
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.928% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,140,000	3,958,403
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.249% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	3,130,500	2,986,309
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 7.699% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,628,296
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.499% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	2,447,500	2,333,478
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.499% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	1,552,000	1,517,561
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.748% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,820,300
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.82% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,846,500	14,666,045
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.37% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	1,984,713
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.62% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,172,042
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	524,104	494,194
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,223,604	1,115,356
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	248,243	221,189
BXMT 2020-FL2 Ltd., “B”, FLR, 6.85% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,069,643
BXMT 2020-FL2 Ltd., “A”, FLR, 6.349% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	6,186,258	5,932,702
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,223,586
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,184,233	2,069,061
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.178%, 1/25/2037 (d)(q)	1,627,884	485,848
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.314%, 3/25/2037 (d)(q)	2,169,183	759,981
CD 2017-CD4 Mortgage Trust, “XA”, 1.378%, 5/10/2050 (i)	34,816,654	1,111,198
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,422,688
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	441,271
Chesapeake Funding II LLC (CF II) 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	5,637,079	5,625,302
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	$5,890,349	$5,846,025
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	4,227,397	4,204,648
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	1,599,709	1,556,711
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.636%, 11/15/2062 (i)	34,533,958	1,068,716
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.317%, 2/15/2054 (i)	52,571,282	3,525,435
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.774%, 4/15/2054 (i)	48,761,884	1,865,805
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.974%, 6/15/2063 (i)	55,815,454	2,769,367
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.041%, 6/15/2064 (i)	31,818,525	1,703,513
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	592,757	586,768
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	1,009,417
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,431,696
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	860,708
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	1,778,000	1,730,606
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,064,584
Cutwater 2015-1A Ltd., “AR”, FLR, 6.875% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	991,802	990,970
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	13,594,000	13,544,973
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.256% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	8,875,157
DT Auto Owner Trust 2022-3A, “A”, 6.05%, 10/15/2026 (n)	3,938,878	3,934,867
DT Auto Owner Trust 2022-3A, “B”, 6.74%, 7/17/2028 (n)	5,250,000	5,259,731
DT Auto Owner Trust 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,023,962
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	7,356,787	7,337,318
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	5,872,805	5,839,408
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	6,743,666	6,681,286
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	5,865,000	5,813,801
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	$3,561,000	$3,494,067
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.17% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	8,935,000	8,692,763
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.57% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,043,673
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	1,046,662	1,042,188
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	4,073,000	4,041,061
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.156%, 5/10/2050 (i)	38,330,581	1,092,556
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.226%, 8/10/2050 (i)	36,600,664	1,111,998
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.127%, 5/12/2053 (i)	39,110,111	2,156,453
IMPAC CMB Trust, FLR, 6.179% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	27,528	26,661
IMPAC CMB Trust, FLR, 6.359% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	28,977	28,232
IMPAC Secured Assets Corp., FLR, 6.139% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	50,826	44,147
Interstar Millennium Trust, FLR, 6.07% (LIBOR - 3mo. + 0.4%), 3/14/2036	16,763	15,347
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.105% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	14,432,415	14,002,473
JPMorgan Chase Commercial Mortgage Securities Corp., 0.985%, 9/15/2050 (i)	39,518,441	1,004,606
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	3,060,459	3,030,001
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.199% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,315,038
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.449% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,454,044
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.158% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	6,806,093	6,738,434
Merrill Lynch Mortgage Investors, Inc., 4.22%, 2/25/2037 (a)(d)	1,632,617	198,755
MF1 2020-FL4 Ltd., “B”, FLR, 8.199% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	10,472,500	10,365,458
MF1 2021-FL5 Ltd., “B”, FLR, 6.9% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	12,719,794
MF1 2021-FL5 Ltd., “C”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,555,598
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL6 Ltd., “B”, FLR, 7.099% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	$10,716,294	$10,289,193
MF1 2022-FL8 Ltd., “C”, FLR, 7.534% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,106,295
MF1 2022-FL9 Ltd., “B”, FLR, 8.483% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	14,956,266
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.248%, 5/15/2050 (i)	33,061,334	1,018,005
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.321%, 6/15/2050 (i)	16,235,713	471,987
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.822%, 12/15/2051 (i)	49,124,578	1,612,858
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.291%, 5/15/2054 (i)	45,216,064	2,751,090
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.211%, 6/15/2054 (i)	42,910,830	2,367,536
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.571% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	10,812,000	10,824,294
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.37% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,119,482
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.42% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,006,432
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.423% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	8,692,908	8,522,805
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 8.024% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	7,442,908	7,197,731
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	224,255	224,013
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,671,949
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,246,857
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.794% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	8,390,839	8,355,707
Ownit Mortgage Loan Asset-Backed Certificates, 3.17%, 10/25/2035	1,003,456	546,426
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.755% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	15,111,215	15,071,563
PFP III 2021-7 Ltd., “B”, FLR, 6.848% ((SOFR - 1mo. + 0.11448%) + 1.4%), 4/14/2038 (n)	3,004,350	2,920,000
PFP III 2021-7 Ltd., “C”, FLR, 7.098% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	955,952	924,331
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-8 Ltd., “B”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	$3,244,500	$3,118,195
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,067,948
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	802,684
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.555% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,173,710
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,068,326
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.177% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	2,957,000	2,903,047
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,280,108
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.627% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	7,004,000	6,861,294
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.249% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,022,338
Stratus CLO 2022-3A, Ltd., “C”, FLR, 9.416% (SOFR - 3mo. + 4%), 10/20/2031 (n)	8,000,000	8,021,296
Thornburg Mortgage Securities Trust, FLR, 6.119% ((SOFR - 1mo. + 0.11448%) + 0.68%), 4/25/2043	7,875	7,847
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.85% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	5,893,877
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.3% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	12,764,307
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.012%, 11/15/2050 (i)	23,525,509	692,692
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.881%, 12/15/2051 (i)	21,142,002	724,830
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.361%, 11/15/2054 (i)	46,962,450	3,123,322
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.17% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	2,512,977	2,513,686
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	2,999,341
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.17% (SOFR - 1mo. + 0.85%), 3/15/2027	8,325,089	8,327,586
		$619,646,653
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.7%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$10,519,000	$10,026,578
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	854,409
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,568,335
LKQ Corp., 5.75%, 6/15/2028	9,655,000	9,356,642
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	5,726,723
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,007,172
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	6,994,434
		$45,534,293
Broadcasting – 0.9%
WarnerMedia Holdings, Inc., 3.788%, 3/15/2025	$17,801,000	$17,213,421
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	6,864,000	6,318,998
		$23,532,419
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$12,715,291
Charles Schwab Corp., 5.875%, 8/24/2026	7,766,000	7,712,274
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	11,590,000	11,157,088
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,392,000	4,016,254
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,092,000	6,098,173
		$41,699,080
Business Services – 0.5%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$7,749,815
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,466,452
		$14,216,267
Chemicals – 0.2%
Nutrien Ltd., 4.9%, 3/27/2028	$3,838,000	$3,676,616
Westlake Chemical Corp., 0.875%, 8/15/2024	3,244,000	3,111,560
		$6,788,176
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$4,831,538
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$5,405,000	$5,191,197
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,687,323
		$8,878,520
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	$9,148,000	$8,998,017
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	5,533,000	5,292,829
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	9,885,000	9,816,725
		$24,107,571
Consumer Products – 0.5%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$10,091,000	$9,699,690
Haleon US Capital LLC, 3.375%, 3/24/2027	4,466,000	4,118,417
		$13,818,107
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$6,752,533
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,435,288
Berry Global, Inc., 5.5%, 4/15/2028 (n)	1,938,000	1,854,606
		$17,042,427
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$10,017,000	$9,942,886
Electronics – 1.2%
Microchip Technology, Inc., 0.983%, 9/01/2024	$18,197,000	$17,436,061
Qorvo, Inc., 1.75%, 12/15/2024 (n)	3,654,000	3,453,418
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,158,296
		$33,047,775
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$3,903,000	$3,753,220
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	6,500,000	6,107,452
		$9,860,672
Energy - Independent – 0.1%
EQT Corp., 5.7%, 4/01/2028	$3,013,000	$2,931,042
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	$11,511,000	$11,398,104
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	5,224,845
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	6,856,294
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,017,571
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	7,834,438
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,610,659
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,139,713
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	3,940,519
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	$4,885,000	$4,723,106
		$50,745,249
Food & Beverages – 1.7%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$11,526,000	$10,978,019
General Mills, Inc., 5.241%, 11/18/2025	7,214,000	7,137,343
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	11,955,000	9,842,734
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	11,971,000	11,408,374
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,176,647
		$46,543,117
Food & Drug Stores – 0.3%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$7,744,000	$7,628,917
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$8,847,000	$8,629,314
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,486,481
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,250,520
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,304,149
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,789,664
Marriott International, Inc., 4.9%, 4/15/2029	5,173,000	4,851,841
Sands China Ltd., 4.3%, 1/08/2026	6,819,000	6,325,371
		$39,637,340
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$578,000	$540,457
Insurance – 1.3%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$3,720,000	$3,576,612
Corebridge Financial, Inc., 3.65%, 4/05/2027	7,440,000	6,813,644
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,727,736
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,098,453
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,547,129
		$36,763,574
Insurance - Property & Casualty – 0.0%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$33,389
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,007,601
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,473,873
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,203,454
		$8,677,327
Major Banks – 15.3%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,055,829
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	6,702,102
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,805,930
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	20,077,992
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,182,163
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	2,837,000	2,818,754
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	2,564,000	2,418,672
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,038,932
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,114,866
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	6,912,000	6,772,057
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,125,031
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027 (w)	1,650,000	1,650,246
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,935,226
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,587,090
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	12,669,689
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	3,585,000	3,582,526
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,802,370
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	680,000	667,450
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	10,205,000	10,079,729
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,100,906
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,139,714
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	14,381,000	14,187,399
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	$8,452,000	$7,412,535
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,009,580
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,429,146
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	3,037,049
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	10,521,105
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	10,655,000	10,348,213
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	9,500,000	9,223,709
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,195,589
JPMorgan Chase & Co., 5.546% to 12/15/2024, FLR (SOFR - 1 day + 1.07%) to 12/15/2025	8,000,000	7,939,896
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,816,032
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,530,972
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,699,765
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,000,000	8,711,352
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	14,776,613
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	6,855,969
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,665,772
Morgan Stanley, 5.81% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	12,221,000	12,220,878
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,168,942
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	8,955,825
Morgan Stanley, 3.625%, 1/20/2027	6,092,000	5,661,928
Morgan Stanley, 3.95%, 4/23/2027	2,189,000	2,015,757
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	6,703,188
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,228,915
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	$7,126,000	$7,054,312
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,576,261
PNC Bank N.A., 2.5%, 8/27/2024	4,237,000	4,114,433
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	15,162,000	14,485,580
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,553,209
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,421,138
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,578,587
Standard Chartered PLC, 6.17%, 1/09/2027 (n)	4,409,000	4,377,729
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,513,817
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,015,335
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,447,887
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,546,780
UBS Group AG, 5.711%, 1/12/2027 (n)	10,083,000	9,918,835
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	6,561,000	6,250,459
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	7,972,900
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	9,707,000	9,181,855
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,060,957
		$422,713,477
Medical & Health Technology & Services – 1.4%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$4,073,000	$3,910,080
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,536,809
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	24,103,602
		$37,550,491
Metals & Mining – 1.3%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$14,029,000	$13,417,101
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,377,269
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,349,193
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,295,718
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,447,172
		$35,886,453
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.9%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$12,562,000	$12,332,091
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,240,605
Enbridge, Inc., 5.969%, 3/08/2026	6,227,000	6,183,616
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,501,745
Energy Transfer LP, 5.55%, 2/15/2028	3,921,000	3,806,500
Plains All American Pipeline LP, 4.65%, 10/15/2025	10,480,000	10,151,255
TC Energy Corp., 6.203%, 3/09/2026	7,293,000	7,288,488
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,225,230
		$52,729,530
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$894,344	$834,317
Fannie Mae, 4.105%, 3/01/2033	30,312	29,911
Fannie Mae, 5.375%, 5/01/2033	66,523	65,159
Fannie Mae, 2%, 5/25/2044	316,069	304,593
Freddie Mac, 0.906%, 4/25/2024 (i)	207,493	430
Freddie Mac, 1.579%, 4/25/2030 (i)	28,902,228	2,233,602
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	8,055,674	7,254,000
Freddie Mac, 2%, 7/15/2042	1,095,883	970,588
Ginnie Mae, 3.625%, 7/20/2032	25,213	24,495
		$11,717,095
Municipals – 0.7%
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	$1,295,000	$1,295,000
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,872,932
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	12,155,000	10,949,087
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	1,000,000	977,072
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	747,902
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	927,338
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,046,308	975,074
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,687,801
		$20,432,206
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,387,519
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.7%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$12,719,000	$12,875,290
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	1,836,000	1,795,692
American Express Co., 2.25%, 3/04/2025	6,463,000	6,146,775
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	10,142,000	9,970,231
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	7,898,618
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,710,768
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	5,987,845
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	5,738,000	5,724,834
U.S. Bancorp, 6.787% to 10/26/2026, FLR (SOFR - 1 day + 1.88%) to 10/26/2027	14,667,000	14,776,711
		$74,886,764
Pharmaceuticals – 0.1%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$2,733,515
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,592,096
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$11,921,977
Retailers – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024	$3,956,000	$3,862,045
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,333,947
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	6,741,308
		$12,075,255
Telecommunications - Wireless – 1.0%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$1,776,000	$1,638,576
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,425,839
Rogers Communications, Inc., 3.2%, 3/15/2027	12,002,000	10,910,602
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,161,676
		$26,136,693
Tobacco – 0.7%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$4,159,000	$4,044,248
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	4,706,000	4,663,669
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,209,355
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,821,939
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 4.875%, 2/15/2028	$6,100,000	$5,861,931
		$20,601,142
Transportation - Services – 1.8%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$23,956,524
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	14,322,000	14,242,329
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	5,924,000
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,503,448
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,457,014
		$49,083,315
U.S. Treasury Obligations – 23.9%
U.S. Treasury Notes, 5%, 9/30/2025	$263,200,000	$262,716,780
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	333,167,000	326,529,687
U.S. Treasury Notes, 4.5%, 7/15/2026	69,486,000	68,725,997
		$657,972,464
Utilities - Electric Power – 4.7%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$6,643,000	$6,588,422
Edison International, 4.7%, 8/15/2025	10,842,000	10,533,967
Emera US Finance LP, 0.833%, 6/15/2024	3,730,000	3,591,811
Enel Finance International N.V., 4.25%, 6/15/2025 (n)	15,000,000	14,558,656
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	3,086,000	3,120,844
Entergy Louisiana LLC, 0.95%, 10/01/2024	17,870,000	17,078,440
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,380,443
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,213,291
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	7,426,000	7,421,748
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	7,988,000	7,950,448
Pacific Gas & Electric Co., 1.7%, 11/15/2023	3,088,000	3,083,065
Pacific Gas & Electric Co., 3.25%, 2/16/2024	5,563,000	5,514,330
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,276,210
Pacific Gas & Electric Co., 6.1%, 1/15/2029	7,485,000	7,201,625
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,334,964
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	16,784,000	16,594,125
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,590,484
		$129,032,873
Total Bonds (Identified Cost, $2,803,147,284)		$2,694,597,997
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.43% (v) (Identified Cost, $60,168,326)	60,166,893	$60,172,909

Other Assets, Less Liabilities – 0.1%		2,288,078
Net Assets – 100.0%		$2,757,058,984

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,172,909 and $2,694,597,997, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $994,328,523, representing 36.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 10/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	845	$171,046,485	December – 2023	$(683,002)
21

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
10/02/25	USD	70,900,000	centrally cleared	5.014%/Annually	Daily SOFR/Annually	$(9,791)	$(6,386)	$(16,177)
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	(238,378)	(20,043)	(258,421)
						$(248,169)	$(26,429)	$(274,598)
At October 31, 2023, the fund had liquid securities with an aggregate value of  $6,801,047 to cover any collateral or margin obligations for securities and certain derivative contracts.
See Notes to Financial Statements
22

Financial Statements
Statement of Assets and Liabilities
At 10/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,803,147,284)	$2,694,597,997
Investments in affiliated issuers, at value (identified cost, $60,168,326)	60,172,909
Cash	8,414
Receivables for
Fund shares sold	5,295,077
Interest and dividends	22,439,832
Receivable from investment adviser	88,406
Other assets	26,054
Total assets	$2,782,628,689
Liabilities
Payables for
Distributions	$244,039
Net daily variation margin on open cleared swap agreements	275,458
Net daily variation margin on open futures contracts	112,232
Investments purchased	16,952,025
When-issued investments purchased	1,650,000
Fund shares reacquired	5,634,513
Payable to affiliates
Administrative services fee	2,214
Shareholder servicing costs	456,056
Distribution and service fees	9,239
Accrued expenses and other liabilities	233,929
Total liabilities	$25,569,705
Net assets	$2,757,058,984
Net assets consist of
Paid-in capital	$2,972,049,645
Total distributable earnings (loss)	(214,990,661)
Net assets	$2,757,058,984
Shares of beneficial interest outstanding	487,430,250
23

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$964,140,434	170,151,136	$5.67
Class B	1,166,390	206,223	5.66
Class C	21,739,370	3,837,553	5.66
Class I	511,520,049	90,682,635	5.64
Class R1	466,947	82,722	5.64
Class R2	1,159,307	204,488	5.67
Class R3	939,867	165,762	5.67
Class R4	1,115,530	196,255	5.68
Class R6	1,254,811,090	221,903,476	5.65

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.82 [100 / 97.50 x $5.67]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
24

Financial Statements
Statement of Operations
Six months ended 10/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$58,855,653
Dividends from affiliated issuers	1,224,539
Other	81,109
Total investment income	$60,161,301
Expenses
Management fee	$5,143,390
Distribution and service fees	1,371,107
Shareholder servicing costs	739,087
Administrative services fee	209,140
Independent Trustees' compensation	24,150
Custodian fee	100,580
Shareholder communications	57,193
Audit and tax fees	39,833
Legal fees	7,257
Miscellaneous	163,910
Total expenses	$7,855,647
Fees paid indirectly	(2,663)
Reduction of expenses by investment adviser and distributor	(1,380,273)
Net expenses	$6,472,711
Net investment income (loss)	$53,688,590
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(17,758,561)
Affiliated issuers	5,303
Futures contracts	(3,671,902)
Swap agreements	(9,646,742)
Net realized gain (loss)	$(31,071,902)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,571,615)
Affiliated issuers	(4,395)
Futures contracts	(966,884)
Swap agreements	(297,041)
Net unrealized gain (loss)	$(3,839,935)
Net realized and unrealized gain (loss)	$(34,911,837)
Change in net assets from operations	$18,776,753
See Notes to Financial Statements
25

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23
Change in net assets
From operations
Net investment income (loss)	$53,688,590	$71,828,487
Net realized gain (loss)	(31,071,902)	(33,833,545)
Net unrealized gain (loss)	(3,839,935)	4,449,965
Change in net assets from operations	$18,776,753	$42,444,907
Total distributions to shareholders	$(53,890,135)	$(74,760,872)
Change in net assets from fund share transactions	$(181,831,649)	$(33,994,173)
Total change in net assets	$(216,945,031)	$(66,310,138)
Net assets
At beginning of period	2,974,004,015	3,040,314,153
At end of period	$2,757,058,984	$2,974,004,015
See Notes to Financial Statements
26

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.74	$5.80	$6.09	$5.94	$5.96	$5.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.13	$0.06	$0.09	$0.14	$0.14
Net realized and unrealized gain (loss)	(0.07)	(0.05)	(0.28)	0.18	(0.01)	0.06
Total from investment operations	$0.03	$0.08	$(0.22)	$0.27	$0.13	$0.20
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.14)	$(0.07)	$(0.12)	$(0.15)	$(0.14)
Net asset value, end of period (x)	$5.67	$5.74	$5.80	$6.09	$5.94	$5.96
Total return (%) (r)(s)(t)(x)	0.62(n)	1.37	(3.59)	4.59	2.21	3.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.74	0.75	0.78	0.80	0.82
Expenses after expense reductions (f)	0.58(a)	0.57	0.57	0.58	0.64	0.71
Net investment income (loss)	3.65(a)	2.30	1.04	1.56	2.41	2.30
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$964,140	$1,019,905	$1,046,034	$1,042,239	$730,945	$606,885
See Notes to Financial Statements
27

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.73	$5.79	$6.08	$5.93	$5.95	$5.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$0.02	$0.05	$0.10	$0.09
Net realized and unrealized gain (loss)	(0.07)	(0.05)	(0.28)	0.18	(0.01)	0.07
Total from investment operations	$0.01	$0.03	$(0.26)	$0.23	$0.09	$0.16
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.09)	$(0.03)	$(0.08)	$(0.11)	$(0.09)
Net asset value, end of period (x)	$5.66	$5.73	$5.79	$6.08	$5.93	$5.95
Total return (%) (r)(s)(t)(x)	0.24(n)	0.61	(4.32)	3.82	1.45	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.49	1.50	1.53	1.55	1.57
Expenses after expense reductions (f)	1.33(a)	1.32	1.32	1.34	1.39	1.46
Net investment income (loss)	2.90(a)	1.49	0.29	0.84	1.67	1.56
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,166	$1,663	$2,361	$2,931	$2,714	$3,703

Class C	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.74	$5.80	$6.09	$5.94	$5.96	$5.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$0.01	$0.05	$0.09	$0.09
Net realized and unrealized gain (loss)	(0.08)	(0.05)	(0.28)	0.17	(0.01)	0.07
Total from investment operations	$0.00	$0.03	$(0.27)	$0.22	$0.08	$0.16
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.09)	$(0.02)	$(0.07)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$5.66	$5.74	$5.80	$6.09	$5.94	$5.96
Total return (%) (r)(s)(t)(x)	0.01(n)	0.51	(4.41)	3.71	1.35	2.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.49	1.50	1.53	1.55	1.57
Expenses after expense reductions (f)	1.43(a)	1.42	1.42	1.43	1.49	1.56
Net investment income (loss)	2.80(a)	1.42	0.19	0.75	1.57	1.45
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$21,739	$26,732	$31,747	$39,241	$42,281	$47,447
See Notes to Financial Statements
28

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.71	$5.77	$6.07	$5.92	$5.93	$5.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.07	$0.10	$0.15	$0.14
Net realized and unrealized gain (loss)	(0.07)	(0.06)	(0.29)	0.18	(0.00)(w)	0.07
Total from investment operations	$0.04	$0.08	$(0.22)	$0.28	$0.15	$0.21
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.08)	$(0.13)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$5.64	$5.71	$5.77	$6.07	$5.92	$5.93
Total return (%) (r)(s)(t)(x)	0.69(n)	1.52	(3.63)	4.75	2.54	3.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.49	0.50	0.53	0.55	0.57
Expenses after expense reductions (f)	0.43(a)	0.42	0.42	0.43	0.49	0.56
Net investment income (loss)	3.79(a)	2.47	1.19	1.69	2.56	2.46
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$511,520	$625,604	$570,543	$453,159	$258,164	$187,021

Class R1	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.72	$5.78	$6.08	$5.93	$5.94	$5.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.07	$0.01	$0.05	$0.09	$0.09
Net realized and unrealized gain (loss)	(0.08)	(0.04)	(0.29)	0.17	(0.00)(w)	0.06
Total from investment operations	$0.00	$0.03	$(0.28)	$0.22	$0.09	$0.15
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.09)	$(0.02)	$(0.07)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$5.64	$5.72	$5.78	$6.08	$5.93	$5.94
Total return (%) (r)(s)(t)(x)	0.01(n)	0.51	(4.58)	3.71	1.52	2.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49(a)	1.49	1.50	1.53	1.55	1.57
Expenses after expense reductions (f)	1.43(a)	1.42	1.42	1.44	1.48	1.56
Net investment income (loss)	2.79(a)	1.22	0.18	0.74	1.57	1.47
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$467	$456	$1,252	$1,597	$1,593	$451
See Notes to Financial Statements
29

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.74	$5.80	$6.10	$5.94	$5.96	$5.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.05	$0.08	$0.13	$0.12
Net realized and unrealized gain (loss)	(0.07)	(0.05)	(0.29)	0.19	(0.01)	0.07
Total from investment operations	$0.03	$0.06	$(0.24)	$0.27	$0.12	$0.19
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.12)	$(0.06)	$(0.11)	$(0.14)	$(0.12)
Net asset value, end of period (x)	$5.67	$5.74	$5.80	$6.10	$5.94	$5.96
Total return (%) (r)(s)(t)(x)	0.49(n)	1.12	(3.99)	4.50	1.96	3.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.99	1.00	1.03	1.05	1.07
Expenses after expense reductions (f)	0.83(a)	0.82	0.82	0.84	0.90	0.96
Net investment income (loss)	3.41(a)	1.99	0.79	1.32	2.17	2.04
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,159	$1,151	$1,646	$1,997	$1,579	$2,524

Class R3	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.74	$5.80	$6.10	$5.95	$5.96	$5.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.12	$0.06	$0.09	$0.14	$0.13
Net realized and unrealized gain (loss)	(0.07)	(0.05)	(0.29)	0.18	(0.00)(w)	0.06
Total from investment operations	$0.03	$0.07	$(0.23)	$0.27	$0.14	$0.19
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.13)	$(0.07)	$(0.12)	$(0.15)	$(0.13)
Net asset value, end of period (x)	$5.67	$5.74	$5.80	$6.10	$5.95	$5.96
Total return (%) (r)(s)(t)(x)	0.57(n)	1.27	(3.85)	4.48	2.28	3.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.74	0.75	0.78	0.80	0.82
Expenses after expense reductions (f)	0.68(a)	0.67	0.67	0.69	0.75	0.81
Net investment income (loss)	3.57(a)	2.08	0.96	1.50	2.32	2.19
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$940	$595	$1,001	$1,318	$1,512	$2,249
See Notes to Financial Statements
30

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.76	$5.82	$6.11	$5.96	$5.99	$5.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.07	$0.11	$0.15	$0.15
Net realized and unrealized gain (loss)	(0.08)	(0.05)	(0.28)	0.17	(0.02)	0.10(g)
Total from investment operations	$0.03	$0.09	$(0.21)	$0.28	$0.13	$0.25
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.15)	$(0.08)	$(0.13)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$5.68	$5.76	$5.82	$6.11	$5.96	$5.99
Total return (%) (r)(s)(t)(x)	0.52(n)	1.56	(3.43)	4.74	2.20	4.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.49	0.50	0.53	0.55	0.63
Expenses after expense reductions (f)	0.43(a)	0.42	0.42	0.44	0.49	0.62
Net investment income (loss)	3.81(a)	2.48	1.16	1.73	2.58	2.60
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,116	$1,039	$906	$275	$242	$304

Class R6	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.72	$5.79	$6.08	$5.93	$5.95	$5.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.08	$0.11	$0.16	$0.15
Net realized and unrealized gain (loss)	(0.07)	(0.06)	(0.28)	0.17	(0.02)	0.07
Total from investment operations	$0.04	$0.08	$(0.20)	$0.28	$0.14	$0.22
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.15)	$(0.09)	$(0.13)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$5.65	$5.72	$5.79	$6.08	$5.93	$5.95
Total return (%) (r)(s)(t)(x)	0.73(n)	1.42	(3.39)	4.82	2.43	3.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41(a)	0.41	0.43	0.46	0.48	0.50
Expenses after expense reductions (f)	0.35(a)	0.35	0.35	0.37	0.42	0.49
Net investment income (loss)	3.89(a)	2.53	1.26	1.77	2.64	2.51
Portfolio turnover	33(n)	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,254,811	$1,296,859	$1,116,143	$942,709	$599,945	$561,643

See Notes to Financial Statements
31

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
32

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
33

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar
34

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$657,972,464	$—	$657,972,464
Non - U.S. Sovereign Debt	—	19,868,273	—	19,868,273
Municipal Bonds	—	20,432,206	—	20,432,206
U.S. Corporate Bonds	—	832,121,390	—	832,121,390
Residential Mortgage-Backed Securities	—	15,700,971	—	15,700,971
Commercial Mortgage-Backed Securities	—	161,563,522	—	161,563,522
Asset-Backed Securities (including CDOs)	—	454,099,255	—	454,099,255
Foreign Bonds	—	532,839,916	—	532,839,916
Mutual Funds	60,172,909	—	—	60,172,909
Total	$60,172,909	$2,694,597,997	$—	$2,754,770,906
Other Financial Instruments
Futures Contracts – Liabilities	$(683,002)	$—	$—	$(683,002)
Swap Agreements – Liabilities	—	(274,598)	—	(274,598)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future
35

Notes to Financial Statements (unaudited) - continued
exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(683,002)
Interest Rate	Cleared Swap Agreements	(274,598)
Total		$(957,600)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the  Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(3,671,902)	$(9,646,742)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(966,884)	$(297,041)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements.
36

Notes to Financial Statements (unaudited) - continued
For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the
37

Notes to Financial Statements (unaudited) - continued
Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
38

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
39

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/23
Ordinary income (including any short-term capital gains)	$74,760,872
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/23
Cost of investments	$2,870,682,758
Gross appreciation	490,195
Gross depreciation	(116,402,047)
Net unrealized appreciation (depreciation)	$(115,911,852)
As of 4/30/23
Undistributed ordinary income	11,210,156
Capital loss carryforwards	(65,141,623)
Other temporary differences	(9,130,934)
Net unrealized appreciation (depreciation)	(116,814,878)
40

Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,789,833)
Long-Term	(52,351,790)
Total	$(65,141,623)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/23	Year ended 4/30/23
Class A	$18,105,308	$25,285,679
Class B	21,500	32,502
Class C	338,486	453,519
Class I	10,310,133	14,920,816
Class R1	6,637	8,187
Class R2	19,356	28,472
Class R3	14,945	17,486
Class R4	20,861	24,694
Class R6	25,052,909	33,789,621
Class 529A	—	199,896
Total	$53,890,135	$74,760,872
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.
Up to $1 billion	0.40%
In excess of $1billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended
41

Notes to Financial Statements (unaudited) - continued
October 31, 2023, this management fee reduction amounted to $179,515, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2024. For the six months ended October 31, 2023, this reduction amounted to $704,406, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $44,689 for the six months ended October 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 1,237,270
Class B	0.75%	0.25%	1.00%	0.90%	7,384
Class C	0.75%	0.25%	1.00%	1.00%	120,222
Class R1	0.75%	0.25%	1.00%	1.00%	2,353
Class R2	0.25%	0.25%	0.50%	0.40%	2,833
Class R3	—	0.25%	0.25%	0.25%	1,045
Total Distribution and Service Fees					$1,371,107
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2023 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2023, this waiver amounted to $494,904 and $740 for
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Notes to Financial Statements (unaudited) - continued
Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2023, this waiver amounted to $567 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2023, this rebate amounted to $141 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2023, were as follows:
Amount
Class A	$27,065
Class B	454
Class C	2,195
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2023, the fee was $80,965, which equated to 0.0057% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $658,122.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The
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Notes to Financial Statements (unaudited) - continued
fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 11 shares of Class R6 for an aggregate amount of $63.
(4) Portfolio Securities
For the six months ended October 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$673,597,791	$601,524,372
Non-U.S. Government securities	247,561,466	514,868,774
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,998,067	$125,197,642	72,153,223	$411,965,008
Class B	7,432	42,124	55,836	316,341
Class C	321,799	1,829,066	1,971,499	11,255,420
Class I	20,842,824	118,028,089	73,321,138	415,905,432
Class R1	14,779	83,788	3,851	21,916
Class R2	21,181	120,637	14,560	83,153
Class R3	64,637	367,835	33,920	193,944
Class R4	52,820	301,311	30,792	175,900
Class R6	24,638,576	139,879,463	113,492,676	650,016,899
Class 529A	—	—	272,247	1,579,104
	67,962,115	$385,849,955	261,349,742	$1,491,513,117
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Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,117,330	$17,731,998	4,349,462	$24,789,017
Class B	3,753	21,313	5,686	32,316
Class C	52,158	296,626	71,228	405,448
Class I	1,632,704	9,246,618	2,251,266	12,771,677
Class R1	1,171	6,637	1,422	8,080
Class R2	3,357	19,099	4,902	27,947
Class R3	2,624	14,929	3,049	17,382
Class R4	3,651	20,830	4,319	24,694
Class R6	4,379,288	24,858,651	5,886,069	33,458,996
Class 529A	—	—	39,556	229,822
	9,196,036	$52,216,701	12,616,959	$71,765,379
Shares reacquired
Class A	(32,752,423)	$(186,467,719)	(79,137,216)	$(451,526,635)
Class B	(95,500)	(541,772)	(178,998)	(1,014,815)
Class C	(1,197,573)	(6,812,936)	(2,858,691)	(16,287,951)
Class I	(41,336,052)	(234,587,910)	(64,871,036)	(368,040,935)
Class R1	(13,030)	(74,007)	(141,992)	(812,046)
Class R2	(20,552)	(117,143)	(102,733)	(586,423)
Class R3	(5,172)	(29,573)	(105,891)	(603,851)
Class R4	(40,790)	(232,206)	(10,292)	(58,807)
Class R6	(33,652,140)	(191,035,039)	(85,757,860)	(488,492,469)
Class 529A	—	—	(46,590,587)	(269,848,737)
	(109,113,232)	$(619,898,305)	(279,755,296)	$(1,597,272,669)
Net change
Class A	(7,637,026)	$(43,538,079)	(2,634,531)	$(14,772,610)
Class B	(84,315)	(478,335)	(117,476)	(666,158)
Class C	(823,616)	(4,687,244)	(815,964)	(4,627,083)
Class I	(18,860,524)	(107,313,203)	10,701,368	60,636,174
Class R1	2,920	16,418	(136,719)	(782,050)
Class R2	3,986	22,593	(83,271)	(475,323)
Class R3	62,089	353,191	(68,922)	(392,525)
Class R4	15,681	89,935	24,819	141,787
Class R6	(4,634,276)	(26,296,925)	33,620,885	194,983,426
Class 529A	—	—	(46,278,784)	(268,039,811)
	(31,955,081)	$(181,831,649)	(5,788,595)	$(33,994,173)
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Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime 2025 Fund  were the owners of record of approximately 13%, 4%, 2%, and 2% respectively, of the value of outstanding voting shares of the fund.
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. Effective September 29, 2023, purchases of Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2023, the fund’s commitment fee and interest expense were $7,753 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,501,380	$499,358,649	$484,688,028	$5,303	$(4,395)	$60,172,909

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,224,539	$—
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Notes to Financial Statements (unaudited) - continued
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
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Notes to Financial Statements (unaudited) - continued
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
48

Board Approval of Investment Advisory Agreement
MFS Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
 In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
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Board Approval of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
 The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
 Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
 In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by
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Board Approval of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
 In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
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Board Approval of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
 Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
52

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
53

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CONTACT
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ACCOUNT SERVICE AND LITERATURE
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MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
October 31, 2023
MFS®  Municipal Limited
Maturity Fund
MTL-SEM

MFS® Municipal Limited
Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	12.9%
Utilities - Other	11.4%
Airport Revenue	8.8%
Multi-family Housing	8.7%
Municipal Student Loans	7.9%
Investor Owned Utilities	7.5%
General Obligations - Schools	5.2%
Single Family Housing - State	4.9%
General Obligations - General Purpose	4.7%
Miscellaneous Revenue - Other	3.1%
Composition including fixed income credit quality (a)(i)
AAA	11.2%
AA	24.2%
A	38.2%
BBB	17.6%
BB	5.0%
B	0.2%
CCC	0.4%
CC (o)	0.0%
Not Rated	3.6%
Cash & Cash Equivalents	(0.4)%
Portfolio facts
Average Duration (d)	3.0
Average Effective Maturity (m)	3.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to the timing of cash receipts and disbursements.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2023 through October 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.60%	$1,000.00	$987.65	$3.00
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05
B	Actual	1.35%	$1,000.00	$983.92	$6.73
	Hypothetical (h)	1.35%	$1,000.00	$1,018.35	$6.85
C	Actual	1.45%	$1,000.00	$983.45	$7.23
	Hypothetical (h)	1.45%	$1,000.00	$1,017.85	$7.35
I	Actual	0.45%	$1,000.00	$988.36	$2.25
	Hypothetical (h)	0.45%	$1,000.00	$1,022.87	$2.29
R6	Actual	0.37%	$1,000.00	$988.73	$1.85
	Hypothetical (h)	0.37%	$1,000.00	$1,023.28	$1.88
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Changes to the fund's fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.59%, $2.95, and $3.00 for Class A, 1.34%, $6.68, and $6.80 for Class B, 1.44%, $7.18, and $7.30 for Class C, 0.44%, $2.20, and $2.24 for Class I, and 0.36%, $1.80, and $1.83 for Class R6, respectively. For further information about the fund's fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.6%
Alabama - 5.2%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,216,517
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	4,645,000	4,576,296
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	327,273
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,750,298
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	10,000,000	9,773,675
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 4.537% (67% of (SOFR - 1mo. + 0.11448%) + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,479,811
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,130,000	5,638,794
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,012,613
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	3,839,780
Black Belt Energy Gas District, AL, Gas Supply Rev., “B”, 5.25%, 12/01/2053 (Put Date 12/01/2030)	4,250,000	4,281,923
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,117,982
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	858,859
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	628,195
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	412,891
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,170,715
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 4%, 3/01/2024	540,000	539,688
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “A”, 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,834,239
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	11,000,000	10,783,698

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2023	$425,000	$424,563
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2023	710,000	710,190
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	752,839
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	791,320
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,044,439
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,246,336
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	6,501,398
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	3,922,306
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	6,380,000	6,318,125
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	11,957,650
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	6,828,568
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	10,169,924
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	9,934,170
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	99,977
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	148,960
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	101,717
		$135,195,729
Alaska - 0.3%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 12/01/2023	$450,000	$449,380
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	400,000	396,381
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	649,825
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	4,930,000	5,063,044
		$6,558,630

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - 3.4%
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2024	$125,000	$125,833
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	147,464
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	162,472
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	127,543
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	127,858
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	138,306
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	128,148
Arizona Industrial Development Authority Education Rev., Taxable (KIPP NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	217,490
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	500,000	501,032
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	2,000,000	1,944,826
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	7,497,167
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	18,845,000	18,978,892
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	2,085,000	2,044,407
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,307,052
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,414,786
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	790,000	798,343
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,215,146
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	546,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	$1,120,000	$1,139,951
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	732,825
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	850,000	870,882
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	917,887
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	870,000	864,844
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	134,501
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	172,526
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	196,868
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	196,080
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	317,281
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	242,504
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 3%, 1/01/2038 (Put Date 6/01/2024)	10,560,000	10,444,556
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	397,161
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	574,604
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	515,000	502,765
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	1,265,000	1,186,697
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.125%, 12/01/2035 (Put Date 11/01/2023)	25,000,000	25,000,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2024	$400,000	$400,283
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,119,612
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	604,149
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	151,355
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	2,690,000	2,602,546
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2023	215,000	214,727
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	221,405
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	266,513
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “C-2”, 1.125%, 12/01/2026	1,200,000	1,194,090
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,182,223
		$89,272,416
Arkansas - 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,677,029
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	198,219
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	146,735
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	178,955
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	91,035
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	217,228
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	401,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	$665,000	$673,926
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	532,165
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,665,827
		$10,782,753
California - 5.1%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$1,875,000	$1,783,463
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	17,250,000	16,876,605
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,480,000	7,704,511
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	351,246
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	352,771
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	818,106
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	874,470
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	413,346
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	3,816,166
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	7,585,000	7,542,584
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,386,715
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2024	835,000	832,697
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2027	700,000	682,005
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,126,507
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	995,006
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	206,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	$125,000	$129,815
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	130,487
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	419,965
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	211,082
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	238,720
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,219,165
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	9,473,954
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	444,577
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,439,165
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	4,864,603
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	376,443
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	392,269
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	325,545
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	334,532
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	25,514
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	25,218
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	30,617
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,160,000	2,947,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	$1,300,000	$1,307,346
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.028%, 4/01/2024	1,125,000	1,100,035
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,113,433
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	2,209,000	2,237,126
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,367,920
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “G”, 5%, 5/15/2029	10,000,000	10,290,237
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,205,000	1,208,073
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	95,572
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,248,628
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	2,948,898
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2028	3,250,000	3,317,482
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,236,365
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2035 (w)	7,500,000	7,818,075
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2036 (w)	4,500,000	4,653,474
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,519,595
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,165,531
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,024,819
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,126,337
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	998,153
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,378,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	$4,500,000	$4,503,220
		$133,450,484
Colorado - 2.5%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	$195,000	$195,113
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	120,097
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	403,572
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	136,300
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	178,042
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	127,430
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	138,953
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,044,997
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,135,000	1,135,926
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,208
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	18,116,907
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2024	330,000	329,173
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	383,382
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	309,555
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	471,882
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	432,320
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	397,849
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	455,334
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	860,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	$1,000,000	$1,041,023
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,242,318
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,518,973
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,038,139
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,187,320
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2024	400,000	399,992
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2024	300,000	300,159
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2025	325,000	325,387
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2025	400,000	403,407
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	1,500,000	1,448,754
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	302,722
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	505,449
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	608,189
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2028	850,000	864,223
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,100,244
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,331,110
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,499,265
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	1,998,046
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,000,120
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	509,191
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2026	1,300,000	1,332,124

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	$1,270,000	$1,300,052
		$66,123,579
Connecticut - 1.3%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$1,931,444
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,828,914
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	3,000,000	2,742,165
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	251,421
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	253,483
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,007,840
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,455,618
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2028	890,000	900,643
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,023,268
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,057,530
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-2”, 4.4%, 5/15/2066 (Put Date 11/15/2026)	5,500,000	5,465,588
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	5,815,000	5,917,677
East Hartford, CT, Housing Authority Multi-Family Rev. (Summerfield Townhouses Project), “A”, 4.25%, 2/01/2027 (Put Date 2/01/2025)	3,000,000	2,968,992
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	396,390
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,000,000
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,288,778
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	419,500
		$33,909,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$75,000	$75,031
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	165,000	155,581
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,624,483
		$5,855,095
District of Columbia - 1.6%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,064,197
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project), 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,634,465
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,310,837
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,090,146
District of Columbia, Housing Finance Agency, Multi-Family Development Program, Taxable, “B-3”, 0.9%, 10/01/2024	1,400,000	1,338,187
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	3,970,000	3,834,836
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Paxton Project), 4%, 9/01/2040 (Put Date 9/01/2025)	3,750,000	3,697,793
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	10,000,000	9,931,520
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	7,000,000	7,134,511
		$43,036,492
Florida - 2.5%
Broward County, FL, Multi-Family Housing Rev. (Pinnacle 441 Phase 2 LLC)), 4.05%, 9/01/2056 (Put Date 3/01/2026)	$3,000,000	$2,963,957
Broward County, FL, Multi-Family Housing Rev. (Solaris Apartments), “B”, FNMA, 0.7%, 1/01/2025 (Put Date 7/01/2024)	4,375,000	4,242,213
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	536,896
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	428,377

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	$565,000	$571,327
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	949,691
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,048,327
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	402,768
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	288,277
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	894,217
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	639,657
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	512,602
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,155,964
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	731,757
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	484,247
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,516,104
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,305,946
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,002,078
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	928,312
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	507,533
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	139,511
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2029	485,000	501,833
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2030	765,000	793,007
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Culmer Apartments), “C”, 5%, 12/01/2026 (Put Date 12/01/2025)	2,000,000	2,013,736

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	$5,600,000	$5,638,095
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	4,050,000	4,085,297
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,401,422
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2028	1,795,000	1,836,368
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2029	1,350,000	1,383,026
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,408,040
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	700,000	693,953
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,680,157
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	5,192,024
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	401,136
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,118,146
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cutler Vista Housing LP), 5%, 3/01/2027 (Put Date 9/01/2025)	3,000,000	3,022,310
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Emerald Dunes), “B”, 4.05%, 9/01/2026 (Put Date 9/01/2025)	1,750,000	1,725,439
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	4,250,000	4,266,051
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,681,606
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,176,155
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	150,863
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	200,562
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	200,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	$200,000	$200,159
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	250,182
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	101,446
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	430,000	380,275
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2023	115,000	114,740
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	137,196
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	173,200
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	100,393
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	101,056
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	101,563
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	183,633
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	235,748
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	230,709
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	256,410
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	306,536
		$65,692,464
Georgia - 4.0%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,365,808
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	818,990
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	5,951,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	$2,000,000	$1,911,913
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	750,000	727,117
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	1,921,036
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	4,949,260
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	535,000	536,531
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	807,720
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	512,371
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	500,000	515,772
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	591,837
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	615,522
DeKalb, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 2.77%, 9/01/2025 (Put Date 3/01/2025)	1,325,000	1,290,875
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048	8,815,000	8,814,014
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	9,342,240
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	14,540,000	14,400,137
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	8,718,121
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,714,580
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	14,153,944
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,266,766
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 4.464% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,415,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	$850,000	$867,870
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,183,421
		$103,392,679
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$403,456
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	574,989
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	732,734
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,593,540
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	491,116
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	350,936
		$4,146,771
Hawaii - 0.1%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	$250,000	$251,177
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	353,696
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	255,470
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,029,240
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	517,235
		$2,406,818
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,026,310
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,137,285
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project), “A”, 0.7%, 7/01/2024	1,840,000	1,795,749
		$5,959,344
Illinois - 8.9%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,498,429
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,498,133
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,055,795
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,027,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	$1,985,000	$1,985,807
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	2,940,000	2,941,196
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,452,396
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,654,017
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,481,110
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	1,500,000	1,566,745
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,377,168
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6.1%, 3/31/2036	7,740,000	7,964,833
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034 (w)	5,000,000	4,878,460
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035 (w)	7,145,000	7,059,201
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,252,780
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,511,266
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,026,597
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,783,268
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,284,064
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,008,652
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,120,975
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,077,739
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,573,188
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,341,652
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,018,598
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,019,119
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,118,558
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,151,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	$2,385,000	$2,121,869
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	7,075,000	6,877,358
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,103,216
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,071,249
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2030 (w)	10,000,000	10,245,876
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031 (w)	1,000,000	1,026,986
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032 (w)	1,000,000	1,029,403
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	1,637,250	1,625,383
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2025	2,000,000	2,009,033
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,530,388
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	2,000,000	1,983,694
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,022,583
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	577,043
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	151,187
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	2,643,504
Chicago, IL,Wastewater Transmission Rev., Second Lien, “B”, 5%, 1/01/2027	1,500,000	1,547,220
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	547,611
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,179,559
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	214,803
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	450,044
East Moline, IL, General Obligation, Taxable, BAM, 1.21%, 1/15/2024	325,000	321,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	$270,000	$266,025
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,935,000	1,859,520
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2024	345,000	344,408
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2025	460,000	457,412
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	479,547
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	520,442
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	572,619
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	350,515
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	834,420
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,001,549
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	781,104
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	878,633
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	921,307
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	989,139
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,041,576
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-2”, 5.25%, 11/15/2027	1,940,000	1,885,773
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-3”, 4.75%, 11/15/2027	3,880,000	3,756,803
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	756,306
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	759,203
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,035,000	468,337
Illinois Finance Authority Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,109,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	$250,000	$257,155
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	202,192
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	258,145
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	242,926
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,356,707
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	757,921
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	226,837
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,316,408
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	242,909
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,272,266
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	865,141
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	614,922
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	280,000	233,644
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	501,972

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	$500,000	$505,528
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	504,958
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	505,805
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	505,517
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	504,130
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	428,449
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	503,764
Illinois Housing Development Authority Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	6,175,000	6,080,970
Illinois Housing Development Authority Rev., “H”, GNMA, 3.47%, 10/01/2053 (Put Date 12/01/2023)	8,000,000	7,990,812
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	497,340
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,419,444
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	965,140
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	346,182
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	712,728
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	543,740
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	94,117
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	458,962
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	474,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	$80,000	$79,446
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	162,229
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	166,425
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	526,480
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	428,231
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	697,620
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	532,984
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	652,438
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,015,447
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,331,651
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	328,728
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	253,581
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	694,600
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	783,375
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	1,200,000	1,189,448
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,665,625
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,008,118
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,030,067
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,243,617
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	910,000	909,909
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,496,693
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	365,000	364,477
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	240,170
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	380,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	$915,000	$917,130
		$231,532,385
Indiana - 2.4%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,006,928
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2024	360,000	359,687
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	638,804
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	567,906
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	334,360
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	99,120
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.72%, 11/15/2023	300,000	299,442
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	462,228
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	269,563
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,452,574
Indiana Finance Authority, Environmental Improvement Rev. (Fulcrum Centerpoint LLC Project), 4.5%, 12/15/2046 (Put Date 11/15/2023)	10,000,000	9,997,744
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	750,082
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	785,633
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,126,337
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	960,377
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,487,938
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2024	1,000,000	1,001,212
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2025	1,250,000	1,252,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	$2,000,000	$2,006,323
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,009,572
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,759,679
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,506,874
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,451,700
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	519,503
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	999,298
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2024	680,000	679,874
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	690,000	690,006
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	354,856
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	359,450
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,523,358
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,236,395
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,557,385
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,031,506
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,035,312
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	100,000	100,211
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	4,755,693
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047	7,500,000	7,487,029
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	6,577,037
		$61,493,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.4%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	$1,000,000	$1,003,158
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,432,822
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,001,000
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,093,295
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	3,728,030
		$10,258,305
Kansas - 1.5%
Burlington, KS, Environmental Improvement Rev. (Kansas City Power & Light Co. Project), “B”, 2.95%, 12/01/2023	$10,000,000	$9,987,023
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	1,300,000	1,292,779
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), “B”, 5%, 11/15/2054 (Put Date 11/15/2028)	11,335,000	11,753,039
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), ETM, “B”, 5%, 11/15/2054 (Prerefunded 11/15/2028)	1,545,000	1,623,533
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	82,655
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	305,629
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	309,507
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	276,265
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,731,616
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,810,447
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	1,960,000	1,887,400
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	2,060,000	1,968,140
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,052,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	$2,270,000	$2,135,129
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	2,115,000	1,992,930
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “B”, 5.125%, 12/01/2026	1,000,000	963,715
		$40,172,315
Kentucky - 2.2%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,291,731
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	9,472,984
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	225,912
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	272,851
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	228,517
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,895,000	2,672,608
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,756,961
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	1,995,305
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,623,059
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	702,281
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	500,000	501,629
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,358,434
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	750,000	754,685
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,017,900
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	958,502
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,034,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	$1,000,000	$1,011,334
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,158,238
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	706,609
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,261,801
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	162,781
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	95,000	95,823
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,134,350
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,034,493
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,297,426
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049	11,785,000	11,637,104
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	5,000,000	4,912,908
		$58,280,227
Louisiana - 0.6%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	$500,000	$477,707
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	688,199
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	292,211
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	395,449
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,076,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027	$2,705,000	$2,696,062
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,192,731
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,684,416
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	302,509
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,031,446
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	351,540
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	689,635
		$14,878,126
Maine - 0.5%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2023	$175,000	$175,104
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	310,000	311,953
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	333,440
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	364,737
State Maine Housing Authority Mortgage Purchase, “B”, 3.125%, 11/15/2054 (Put Date 5/01/2024)	12,900,000	12,821,506
		$14,006,740
Maryland - 0.7%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$843,115
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	949,414
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	245,000	242,277
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	334,933
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	405,000	400,856
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,347,090
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,597,938
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	647,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2024	$540,000	$539,977
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	475,545
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	497,071
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	433,342
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	303,495
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	293,754
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	288,202
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,518,758
Maryland Health & Higher Educational Facilities Authority Rev. (Pooled Loan Program), “B”, VRDN, 3%, 4/01/2035	4,860,000	4,860,000
		$17,573,756
Massachusetts - 1.7%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	$475,000	$477,942
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	605,849
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	526,591
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,473,492
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	223,103
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	225,356
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	140,610
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	245,142
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	314,292
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	110,000	109,064
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,506,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	$1,750,000	$1,760,840
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,019,497
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,003,600
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,151,711
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,489,597
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	987,254
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	769,121
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	835,708
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	367,122
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	353,887
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	356,545
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	513,583
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,188,256
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	602,433
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	856,939
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,007,377
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,510,085
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	45,000	43,612
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,468,692
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	5,005,000	4,681,060
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	4,000,000	3,658,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	$4,270,000	$3,513,319
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	957,616
Massachusetts Housing Finance Agency, “A-3”, 3.05%, 12/01/2027	2,000,000	1,907,531
		$43,851,414
Michigan - 3.3%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	$1,000,000	$1,005,835
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2033	1,900,000	1,905,481
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,004,316
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,067,257
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	657,237
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	548,922
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.55%, 5/01/2024	2,340,000	2,281,736
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	932,237
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	668,724
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	8,405,000	8,516,075
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,246,149
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,568,282
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	10,121,112
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,012,643
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,057,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	$837,800	$780,761
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	7,735,000	7,649,450
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	2,640,000	2,445,638
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	3,585,000	3,648,443
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,028,494
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,355,173
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	5,769,542
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,016,528
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,027,093
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,029,250
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,015,449
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,147,885
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	511,954
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	252,760
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	357,767
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,771,970
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,828,180
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,647,223
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	400,297
		$86,277,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 1.1%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	$400,000	$380,760
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	217,160
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	646,348
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	659,945
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	706,296
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	733,199
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	135,000	136,783
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	506,604
Minneapolis, MN, Health Care System Rev. (Allina Health System), “B”, 5%, 11/15/2053 (Put Date 11/15/2030)	9,090,000	9,405,407
Minnesota Housing Finance Agency, Rental Housing, “A”, GNMA, 2.3%, 8/01/2024	1,000,000	980,695
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	1,885,000	1,860,386
Minnesota Housing Finance Agency, Rental Housing, “C”, HUD Section 8, 0.3%, 2/01/2024	3,170,000	3,137,924
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.6%, 1/01/2024	390,000	387,496
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	375,000	365,625
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	5,000,000	5,207,493
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	500,000
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	617,104
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	852,001
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	705,379
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	708,519
		$28,715,124

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 1.4%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	$2,780,000	$2,786,755
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	3,687,223
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	1,919,842
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	372,553
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	346,772
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	368,481
Jackson, MS, General Obligation Refunding, 5%, 3/01/2024	500,000	500,125
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	822,128
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	740,820
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	1,200,000	1,196,645
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	755,200
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,450,205
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,020,355
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	536,274
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	818,834
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,002,667
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	411,877
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	5,116,445
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,320,726
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,846,337
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2024	400,000	400,549
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 0.569%, 1/01/2024	450,000	446,251
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	423,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	$500,000	$426,294
		$37,716,467
Missouri - 0.9%
Kansas City, MO, General Obligation Refunding & Improvement, “A”, 5%, 2/01/2024	$5,500,000	$5,514,773
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2024	300,000	300,223
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	425,000	424,494
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	149,445
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2023	315,000	315,000
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	152,888
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	194,841
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	384,409
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	264,336
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	214,111
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,572,332
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,110,003
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	400,000	395,313
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	141,227
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	1,900,000	1,676,102
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding Rev., Taxable, “A”, 5%, 12/01/2027	1,705,000	1,656,297
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2024	150,000	149,769

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	$280,000	$279,282
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	297,229
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	346,033
		$23,538,107
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050	$8,500,000	$8,525,966
Nevada - 0.3%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2024	$1,500,000	$1,505,107
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2025	2,545,000	2,567,807
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	1,545,000	1,564,500
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	2,635,000	2,643,872
		$8,281,286
New Hampshire - 0.6%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$4,112,549
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024	265,000	264,362
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	285,270
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	256,926
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	545,714
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	277,950
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	255,396
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	264,854

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	$1,910,000	$1,940,099
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	8,000,000	8,418,245
		$16,621,365
New Jersey - 4.7%
Atlantic City, NJ, Board of Education, 4%, 4/01/2024	$160,000	$160,005
Atlantic City, NJ, Board of Education, 4%, 4/01/2025	175,000	175,003
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	150,784
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	345,000	345,915
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	206,238
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2024	300,000	299,991
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	305,196
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 0.6%, 3/01/2024	2,155,000	2,115,782
Hudson County, NJ, Municipal Utilities Authority Rev., Sewer Project Notes, “A”, 4%, 5/03/2024	10,000,000	9,992,763
Monmouth County, NJ, Improvement Authority Rev., Governmental Pooled Loan Project Notes, 4%, 3/15/2024	14,000,000	14,000,307
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,223,426
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	919,816
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	809,522
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,005,356
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 3.125%, 7/01/2029	495,000	443,537
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,012,333
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,018,690
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5%, 6/15/2033 (w)	5,000,000	5,152,626

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5%, 6/15/2034 (w)	$3,000,000	$3,091,573
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,578,333
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,088,616
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,632,852
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,045,909
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,547,963
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,086,963
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	301,774
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	507,097
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,293,035
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,014,230
New Jersey Economic Development Authority, Water Facilities Rev. (AmericanWater Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	2,350,000	2,208,558
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,160,120
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,435,270
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,062,335
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2023	215,000	215,093
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	331,284
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	418,014
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	337,397
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	6,915,000	6,280,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2023	$300,000	$300,129
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,359,141
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	577,237
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,618,882
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	856,173
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,316,456
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,440,232
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,565,884
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,012,883
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,064,228
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,019,260
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	155,223
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	503,678
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,190,397
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,311,856
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,254,927
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,171,238
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,806,934
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,176,875
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	422,475
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	709,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	$1,440,000	$1,454,226
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,882,528
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,770,136
Salem Country, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	2,500,000	2,474,771
		$123,389,088
New Mexico - 1.2%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$997,680
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	7,000,000	6,748,249
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	121,018
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	174,240
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	148,812
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	305,477
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	232,343
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	469,276
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	312,630
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	364,848
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	2,000,000	2,032,298
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	4,000,000	4,078,010
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,784,354
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	962,854

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	$1,055,000	$1,061,910
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,012,346
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	1,500,000	1,508,948
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	2,375,000	2,384,175
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	5,370,000	5,637,382
		$30,336,850
New York - 6.2%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	$500,000	$501,840
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	503,460
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	120,000	119,116
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	245,000	232,675
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	500,044
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	601,581
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	704,077
Nassau County, NY, Local Economic Assistance Corp., Multi-Family Housing Rev. (Park Lake Hempstead LP Project), 0.3%, 11/01/2024 (Put Date 11/01/2023)	10,000,000	10,000,000
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,298,809
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	2,400,000	2,355,514
New York Dormitory Authority, Personal Income Tax Rev. (General Purpose), 5.25%, 3/15/2039	3,070,000	3,168,500
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	10,897,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Energy Research and Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034	$6,800,000	$6,326,545
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	800,000	757,041
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	2,863,804
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,120,000	1,007,058
New York Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	19,050,000	17,656,264
New York Housing Finance Agency, Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	2,080,000	2,034,554
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	6,100,000	5,792,453
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2024	1,920,000	1,924,707
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2024	1,955,000	1,965,322
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,005,127
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,051,057
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,091,103
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	3,750,000	3,515,110
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	13,780,000	13,697,062
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	3,899,451
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,686,953
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,350,118
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,253,294

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	$1,100,000	$1,103,661
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	1,900,000	1,900,789
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	4,550,000	4,385,020
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	476,750
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,363,982
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,061,282
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,180,204
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	6,940,000	6,655,788
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2024	750,000	751,030
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,622,356
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,420,791
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	997,254
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	174,488
Port Authority of NY & NJ (178th Series), 5%, 12/01/2033	7,500,000	7,507,856
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,788,167
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,493,400
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	464,090
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	233,923
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	96,187
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	101,740

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	$140,000	$125,492
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	117,858
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	486,834
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	701,247
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	753,137
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	251,347
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,009,380
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,029,868
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,532,868
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,309,367
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2024	300,000	301,119
		$163,157,883
North Carolina - 1.0%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$948,779
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,527,446
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,012,623
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	703,066
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	762,346
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	738,222
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	919,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	$1,370,000	$1,402,726
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,639,555
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	701,962
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	252,093
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,274,073
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,239,287
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,547,162
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2024	395,000	393,886
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	415,354
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	431,271
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	446,664
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	350,961
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	689,209
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	703,129
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	719,371
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2024	220,000	218,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	$265,000	$258,728
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	240,140
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	281,592
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	177,884
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	580,958
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,524,770
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	649,852
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,013,019
		$25,764,024
North Dakota - 0.2%
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	$5,320,000	$5,280,309
Ohio - 3.0%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$536,247
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	243,407
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,000,892
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	1,978,676
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,023,587
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,262,002
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,013,135
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,171,784
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	3,412,000	3,356,274
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,793,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2026	$680,000	$676,813
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	820,000	815,385
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	860,000	852,620
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	905,000	893,619
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	950,000	932,017
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	995,000	968,289
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	1,045,000	1,010,622
Lorain, OH, General Obligation, BAM, 3%, 12/01/2023	550,000	549,243
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	814,690
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	500,000	507,486
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	590,659
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,484,616
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,020,060
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,022,094
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	916,161
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	800,000	812,235
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,010,834
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	206,017
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2023	100,000	99,887
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	100,358
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	201,317
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	121,330

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	$135,000	$136,109
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,832,714
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,430,000	3,344,829
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	2,000,000	1,933,295
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,245,000	3,136,770
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	405,000	391,358
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	720,000	712,917
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,583,110
Ohio Housing Finance Agency Multi-Family Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	2,460,000	2,473,988
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	5,925,000	6,081,050
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	140,862
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	423,634
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	372,612
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	826,452
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	472,574
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	288,323
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,595,000	5,638,073
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	6,633,566
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2023	700,000	699,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	$400,000	$393,875
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	650,101
		$77,151,144
Oklahoma - 0.4%
Cushing, OK, Educational Facilities Lease Authority Rev. (Cushing Public Schools Project), 5%, 9/01/2024	$5,000,000	$5,033,492
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.648%, 3/01/2024	1,070,000	1,051,691
Rogers County, OK, Educational Facilities Authority Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2024	950,000	957,060
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	798,454
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	497,906
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	422,917
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	434,762
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	293,460
		$9,489,742
Oregon - 0.7%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2025 (Put Date 5/01/2024)	$1,350,000	$1,343,171
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	404,813
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	455,000	377,207
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,170,000	1,007,007
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	560,000	508,591
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	7,648,105
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	201,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	$225,000	$225,940
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	150,846
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	125,796
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	151,414
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	302,997
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	303,310
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	2,375,000	2,326,823
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,504,620
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,008,163
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2024	125,000	125,182
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2025	125,000	125,384
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	427,290
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	401,607
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	300,847
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	185,000	170,809
		$19,140,942
Pennsylvania - 6.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$2,798,622
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,216,034
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024	150,000	150,214
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	500,821
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	492,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Altoona, PA, Area School District, Taxable, AGM, 0.49%, 12/01/2023	$1,000,000	$995,733
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,047,475
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	820,348
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,341,588
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	654,978
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	195,451
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	488,416
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	500,000
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	298,846
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	1,332,495
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	130,262
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	279,150
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	495,431
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	905,681
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	404,109
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	398,922
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	662,665
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	683,206
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	5,545,000	3,443,977
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	613,899
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	995,995
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,197,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	$360,000	$339,141
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	691,406
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	707,927
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	718,918
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	729,054
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	369,212
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,066,747
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	529,759
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	973,227
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	3,761,116
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,103,318
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	230,752
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	481,212
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	275,899
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024	320,000	319,709
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	350,000	348,296
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	375,000	375,000
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	701,854
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	265,928
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	223,079
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	117,528

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	$100,000	$99,889
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	136,283
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	469,116
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	640,004
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	479,318
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,013,684
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	522,593
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	483,498
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	398,744
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	473,310
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	410,941
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	422,447
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	499,737
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	802,919
Lehigh County, PA, Industrial Development Authority, Pollution Control Rev. (PPL Electric Utilities Corporation Project), “A”, 3%, 9/01/2029	8,000,000	7,233,290
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,056,069
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	400,493
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	415,135
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	379,604
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,019,787
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	967,857
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	515,000	482,609
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,125,624
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	870,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	$1,000,000	$1,005,294
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	504,721
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2024	1,115,000	1,117,434
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,027,348
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,385,280
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,410,818
Pennsylvania Economic Development Financing Authority Rev., Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,800,514
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	10,978,135
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	5,000,000	4,928,058
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	862,134
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	107,520
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	4,960,864
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,065,868
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	479,251
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,720,861
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	352,704
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	554,389
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	232,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	$3,590,000	$3,629,145
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	341,498
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	354,200
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	752,390
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “B”, FNMA, 5%, 11/01/2026 (Put Date 11/01/2025)	500,000	503,066
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,101,709
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	4,650,000	4,601,812
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	761,219
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	755,057
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2024	485,000	485,495
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	807,103
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	577,025
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,095,347
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,111,428
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,262,077
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,291,786
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,280,981
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2024	320,000	321,794
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	375,000	379,970
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	561,854

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	$675,000	$682,330
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	299,891
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	240,000	228,511
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	5,722,687
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,012,520
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	650,676
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,910,076
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036 (w)	2,250,000	2,356,646
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037 (w)	4,030,000	4,194,307
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038 (w)	1,295,000	1,340,830
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,123,433
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	506,329
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,254,345
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,012,391
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,095,000	1,085,128
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	745,366
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	436,643
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	611,000
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	144,191
		$155,963,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - 2.2%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	$14,750,000	$15,071,113
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	1,521,000	1,564,491
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2024	3,430,000	3,432,207
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	315,000	315,128
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	4,100,000	4,101,664
Puerto Rico Aqueduct and Sewer Authority Rev., “B”, 5%, 7/01/2025	265,000	265,108
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	110,012
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	115,013
Puerto Rico Electric Power Authority Refunding Rev., “RR”, NPFG, 5%, 7/01/2024	1,920,000	1,920,247
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	193,172
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2026	625,000	617,271
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,889,648
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	530,265
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,013
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,308,098
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,575,000	1,602,705
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	90,000	90,589
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	197,171
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	606,565
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	11,790,735
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	16,249,000	10,157,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	$245,000	$245,235
		$58,148,935
Rhode Island - 1.2%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,009,324
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2023	400,000	400,000
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	434,394
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	7,250,000	7,374,758
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	605,423
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	886,513
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,455,000	4,722,537
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	1,976,728
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	962,499
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	815,630
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,020,579
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	669,926
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	769,017
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,009,039
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,139,802
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,171,614
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,212,084
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,281,830
		$32,461,697

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - 0.8%
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	$1,300,000	$1,300,774
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	908,131
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,017,225
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,680,000	1,650,901
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.208%, 12/01/2023	3,205,000	3,194,935
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,797,520
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,364,432
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,006,825
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,524,578
		$21,765,321
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$3,425,000	$3,327,383
Tennessee - 3.1%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	$545,000	$545,248
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,200,245
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	751,716
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,357,956
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	267,444
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	502,960
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	494,154
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,456,712
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,008,243

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	$930,000	$904,846
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	851,790
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	176,859
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,008,422
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,514,431
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,300,266
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2031	1,170,000	986,104
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2023	685,000	685,133
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2024	575,000	576,570
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	576,343
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	726,882
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	759,518
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	15,966,343
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	16,000,000	15,834,387
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049	18,380,000	17,980,428
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,368,590
		$79,801,590
Texas - 7.3%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	$325,000	$327,329
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	406,397
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	575,000	561,390
Arlington, TX, Housing Finance Corp. Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	5,000,000	4,967,578
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,778,253

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	$1,200,000	$1,197,663
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.76%, 8/15/2024	455,000	437,719
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	665,422
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	281,097
Boerne, TX, Independent School District, Unlimited Tax, 2.8%, 12/01/2051 (Put Date 12/01/2023)	17,465,000	17,443,389
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,026,884
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	988,201
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	943,979
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,011,757
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	809,148
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	713,917
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,347,393
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	497,077
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,446,723
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030 (w)	2,195,000	2,271,690
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031 (w)	3,875,000	4,007,121
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032 (w)	5,000,000	5,166,509
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033 (w)	2,500,000	2,578,641
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	15,000	14,845
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.305%, 4/01/2024	375,000	368,103
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	235,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	$375,000	$343,890
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	956,276
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,007,425
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,004,827
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	266,593
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,284,795
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2023	250,000	249,640
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	186,795
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	603,375
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,390,351
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	375,000	366,765
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	490,841
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	525,000	529,678
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,667,789
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2024	205,000	205,631
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,398,236
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	110,024
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	155,033
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	119,506
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	149,383
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	1,905,000	2,007,292
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	1,430,000	1,488,488
Fort Bend County, TX, Municipal Utility District No. 134B, AGM, 3%, 3/01/2024	585,000	581,512
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), HUD Section 8, 0.47%, 8/01/2025 (Put Date 8/01/2024)	4,935,000	4,771,283
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2026	500,000	507,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2027	$500,000	$509,483
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2029	965,000	985,117
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,036,352
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,092,026
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2032	380,000	387,192
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.723%, 3/01/2024	600,000	590,280
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	752,490
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “B”, 5%, 6/01/2050 (Put Date 12/01/2028)	4,000,000	4,129,930
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	256,619
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2024	530,000	524,355
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	508,810
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	486,307
Harris County, TX, Spring Branch Independent School District, Texas PSF, 5%, 2/01/2024	4,000,000	4,011,440
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2024	590,000	587,326
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	400,860
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	905,000	901,618
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	342,997
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	473,272
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	4,487,328
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,007,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	$3,000,000	$3,037,864
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	254,452
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	229,394
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Sweet Gardens Apartments Project), 4%, 10/01/2025 (Put Date 10/01/2024)	6,175,000	6,117,503
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	578,852
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,119,495
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	251,873
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	503,537
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	353,642
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	129,773
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	149,760
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	225,497
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	275,256
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	184,994
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2024	1,120,000	1,125,970
Matagorda County, TX, Navigation District Number One Pollution Control Refunding Rev. (Central Power & Light Co. Project), 4.25%, 5/01/2030	6,875,000	6,476,242
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,557,142
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	3,485,000	3,477,140
North Central, TX, Housing Finance Corp., Multi-Family Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	3,035,372
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	1,926,159
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2024	250,000	250,582
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	505,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	$850,000	$773,546
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025)	5,000,000	4,849,632
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,599,394
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,022,476
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,711,330
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,900,782
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	575,304
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Housing Rev. (Country Club Village), 4%, 8/01/2026 (Put Date 8/01/2025)	4,375,000	4,320,351
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	862,369
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,611,784
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,263,274
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,785,999
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,005,831
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	4,979,192
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,642,986
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	135,957
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	142,426
Texas Affordable Housing Corp., Multi-Family Rev. (Eden Court Apartments Project), 5%, 4/01/2043 (Put Date 4/01/2026)	2,100,000	2,118,688
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Aspen Park), 5%, 3/01/2041 (Put Date 3/01/2026)	4,000,000	4,016,554
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	9,622,148
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	396,899
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2024	370,000	370,583
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	500,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	$135,000	$105,767
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	371,654
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,505,722
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	392,518
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	569,526
		$189,727,427
U.S. Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$2,670,000	$2,679,542
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,502,630
		$4,182,172
Utah - 0.5%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,006,244
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,213,944
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,091,185
Utah Housing Corp., Multi-Family Housing Rev. (Moda Shoreline Apartments), 4%, 9/01/2025 (Put Date 9/01/2024)	5,000,000	4,957,118
		$13,268,491
Vermont - 0.9%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	$1,010,000	$1,012,898
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	777,224
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	361,466
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,484,171
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	782,471
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	141,349

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	$775,000	$780,760
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,015,190
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,015,190
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	431,456
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,611,620
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,747,600
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	528,813
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,632,344
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,443,231
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	991,709
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	851,923
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	878,563
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,120,244
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,302,741
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,501,729
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,595,406
		$24,008,098
Virginia - 1.0%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	$775,000	$778,648
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	479,865
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,053,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$235,000	$208,159
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2027 (Put Date 5/01/2024)	450,000	448,501
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,091,224
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3.95%, 9/01/2038 (Put Date 5/01/2024)	375,000	373,469
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	915,000	879,773
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,142,984
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 3.95%, 6/01/2028 (Put Date 5/01/2024)	600,000	598,001
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	92,007
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	299,616
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	348,396
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	401,265
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	499,867
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,472,673
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,448,824
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,143,988
		$24,760,631

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 2.5%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	$715,000	$713,585
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	3,861,372
King County, WA, Affordable Housing Rev., “A-1”, HUD Section 8, 5%, 1/01/2028	5,850,000	5,908,855
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,911,366
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2024	4,000,000	4,015,462
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	3,835,780
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,266,274
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,473,034
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,777,730
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,352,656
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,763,303
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,041,350
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	9,884,360
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,570,053
Washington Economic Development Finance Authority, Environmental Facilities Refunding Rev. (Mura Cascade ELP LLC Project), 3.9%, 12/01/2042 (Put Date 12/08/2023) (n)	9,320,000	9,308,040
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,251,744
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “B-2”, 4%, 7/01/2026	4,500,000	4,427,275
		$66,362,239
West Virginia - 0.7%
West Virginia Economic Development Authority, Lease Refunding Rev. (State Office Building), “B”, 3.625%, 10/01/2025	$415,000	$409,093
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	813,208
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	6,872,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	$1,915,000	$1,735,417
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	3,956,255
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,182,974
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	985,000	969,213
		$18,938,407
Wisconsin - 1.8%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$211,729
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	277,889
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	398,951
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	842,923
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	799,407
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	794,275
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,302,583
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	443,305
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,024,558
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	555,000	527,475
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2024	480,000	477,711
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	203,284
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	324,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	$360,000	$329,791
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	334,313
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	338,457
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,157,674
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,000,000	999,932
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	500,000	479,260
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	1,230,000	1,128,674
Wisconsin Public Finance Authority Health Care System Rev. (Cone Health), “E”, VRDN, 3.17%, 10/01/2044	15,810,000	15,810,000
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	400,962
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	427,977
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	327,516
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	455,100
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	735,248
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	912,894
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	1,315,000	1,274,386
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.755%, 2/01/2026	1,710,000	1,417,267
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,735,000	2,852,606
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	189,489
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	239,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	$325,000	$301,124
		$46,740,741
Wyoming - 0.1%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	$250,000	$249,774
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2023	635,000	635,066
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2024	680,000	682,991
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	690,000	695,435
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	702,299
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	385,016
		$3,350,581
Total Municipal Bonds (Identified Cost, $2,723,565,397)		$2,604,021,706
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$4,152,527
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,253,890
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,131,254
Total Bonds (Identified Cost, $12,258,119)		$11,537,671
Investment Companies (h) - 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.43% (v) (Identified Cost, $1,503,617)	1,503,596	$1,503,747

Other Assets, Less Liabilities - (0.1)%		(3,111,542)
Net Assets - 100.0%		$2,613,951,582

(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,503,747 and $2,615,559,377, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,094,088, representing 2.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 10/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,735,823,516)	$2,615,559,377
Investments in affiliated issuers, at value (identified cost, $1,503,617)	1,503,747
Cash	40,042
Receivables for
Investments sold	34,306,190
Fund shares sold	7,598,224
Interest and dividends	33,550,668
Receivable from investment adviser	14,310
Other assets	9,774
Total assets	$2,692,582,332
Liabilities
Payables for
Distributions	$745,040
When-issued investments purchased	67,278,665
Fund shares reacquired	9,532,332
Payable to affiliates
Administrative services fee	2,105
Shareholder servicing costs	620,683
Distribution and service fees	10,275
Accrued expenses and other liabilities	441,650
Total liabilities	$78,630,750
Net assets	$2,613,951,582
Net assets consist of
Paid-in capital	$2,835,521,401
Total distributable earnings (loss)	(221,569,819)
Net assets	$2,613,951,582
Shares of beneficial interest outstanding	341,658,667

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,103,905,545	144,181,749	$7.66
Class B	122,129	15,972	7.65
Class C	22,119,392	2,888,013	7.66
Class I	927,007,378	121,216,116	7.65
Class R6	560,797,138	73,356,817	7.64

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.86 [100 / 97.50 x $7.66]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 10/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$41,025,420
Dividends from affiliated issuers	916,161
Other	872
Total investment income	$41,942,453
Expenses
Management fee	$4,788,249
Distribution and service fees	1,585,378
Shareholder servicing costs	888,690
Administrative services fee	203,555
Independent Trustees' compensation	24,067
Custodian fee	224,684
Shareholder communications	47,364
Audit and tax fees	33,407
Legal fees	8,857
Miscellaneous	151,668
Total expenses	$7,955,919
Fees paid indirectly	(719)
Reduction of expenses by investment adviser and distributor	(933,439)
Net expenses	$7,021,761
Net investment income (loss)	$34,920,692
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(11,616,306)
Affiliated issuers	(13,075)
Net realized gain (loss)	$(11,629,381)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(55,086,841)
Affiliated issuers	130
Net unrealized gain (loss)	$(55,086,711)
Net realized and unrealized gain (loss)	$(66,716,092)
Change in net assets from operations	$(31,795,400)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23
Change in net assets
From operations
Net investment income (loss)	$34,920,692	$59,217,530
Net realized gain (loss)	(11,629,381)	(58,186,118)
Net unrealized gain (loss)	(55,086,711)	51,108,869
Change in net assets from operations	$(31,795,400)	$52,140,281
Total distributions to shareholders	$(34,411,809)	$(58,872,879)
Change in net assets from fund share transactions	$(214,386,596)	$(544,087,781)
Total change in net assets	$(280,593,805)	$(550,820,379)
Net assets
At beginning of period	2,894,545,387	3,445,365,766
At end of period	$2,613,951,582	$2,894,545,387
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.85	$7.86	$8.40	$8.06	$8.16	$7.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.14	$0.10	$0.14	$0.16	$0.18
Net realized and unrealized gain (loss)	(0.20)	(0.01)	(0.54)	0.34	(0.09)	0.16
Total from investment operations	$(0.10)	$0.13	$(0.44)	$0.48	$0.07	$0.34
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.14)	$(0.10)	$(0.14)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$7.66	$7.85	$7.86	$8.40	$8.06	$8.16
Total return (%) (r)(s)(t)(x)	(1.23)(n)	1.68	(5.24)	5.92	0.78	4.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73(a)	0.72	0.72	0.76	0.78	0.78
Expenses after expense reductions (f)	0.60(a)	0.60	0.61	0.65	0.66	0.67
Net investment income (loss)	2.43(a)	1.79	1.25	1.65	1.97	2.18
Portfolio turnover	17(n)	35	23	18	24	32
Net assets at end of period (000 omitted)	$1,103,906	$1,210,132	$1,351,962	$1,382,963	$1,060,370	$817,277
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.84	$7.85	$8.39	$8.05	$8.15	$7.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.08	$0.04	$0.08	$0.10	$0.12
Net realized and unrealized gain (loss)	(0.20)	(0.01)	(0.54)	0.33	(0.10)	0.16
Total from investment operations	$(0.13)	$0.07	$(0.50)	$0.41	$0.00	$0.28
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.08)	$(0.04)	$(0.07)	$(0.10)	$(0.11)
Net asset value, end of period (x)	$7.65	$7.84	$7.85	$8.39	$8.05	$8.15
Total return (%) (r)(s)(t)(x)	(1.61)(n)	0.92	(5.96)	5.15	0.03	3.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48(a)	1.47	1.47	1.52	1.53	1.53
Expenses after expense reductions (f)	1.35(a)	1.35	1.36	1.40	1.42	1.42
Net investment income (loss)	1.68(a)	1.03	0.50	0.96	1.25	1.43
Portfolio turnover	17(n)	35	23	18	24	32
Net assets at end of period (000 omitted)	$122	$145	$167	$188	$470	$902

Class C	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.85	$7.86	$8.41	$8.06	$8.16	$7.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.07	$0.03	$0.07	$0.09	$0.11
Net realized and unrealized gain (loss)	(0.19)	(0.01)	(0.55)	0.35	(0.09)	0.17
Total from investment operations	$(0.13)	$0.06	$(0.52)	$0.42	$0.00	$0.28
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.07)	$(0.03)	$(0.07)	$(0.10)	$(0.11)
Net asset value, end of period (x)	$7.66	$7.85	$7.86	$8.41	$8.06	$8.16
Total return (%) (r)(s)(t)(x)	(1.65)(n)	0.82	(6.16)	5.16	(0.07)	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48(a)	1.47	1.47	1.51	1.53	1.53
Expenses after expense reductions (f)	1.45(a)	1.45	1.46	1.50	1.52	1.52
Net investment income (loss)	1.58(a)	0.93	0.40	0.84	1.14	1.33
Portfolio turnover	17(n)	35	23	18	24	32
Net assets at end of period (000 omitted)	$22,119	$28,050	$39,268	$51,865	$78,365	$89,702
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.84	$7.85	$8.40	$8.05	$8.15	$7.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.12	$0.15	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.19)	(0.01)	(0.55)	0.35	(0.10)	0.17
Total from investment operations	$(0.09)	$0.14	$(0.43)	$0.50	$0.08	$0.36
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.15)	$(0.12)	$(0.15)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$7.65	$7.84	$7.85	$8.40	$8.05	$8.15
Total return (%) (r)(s)(t)(x)	(1.16)(n)	1.82	(5.22)	6.21	0.92	4.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48(a)	0.47	0.47	0.51	0.53	0.53
Expenses after expense reductions (f)	0.45(a)	0.45	0.46	0.50	0.52	0.52
Net investment income (loss)	2.58(a)	1.92	1.39	1.80	2.12	2.33
Portfolio turnover	17(n)	35	23	18	24	32
Net assets at end of period (000 omitted)	$927,007	$1,047,034	$1,435,075	$1,413,405	$1,128,577	$957,507
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.83	$7.84	$8.39	$8.05	$8.15	$7.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.16	$0.12	$0.15	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.19)	(0.01)	(0.55)	0.34	(0.10)	0.17
Total from investment operations	$(0.09)	$0.15	$(0.43)	$0.49	$0.08	$0.36
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.12)	$(0.15)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$7.64	$7.83	$7.84	$8.39	$8.05	$8.15
Total return (%) (r)(s)(t)(x)	(1.13)(n)	1.90	(5.16)	6.16	1.00	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40(a)	0.39	0.39	0.44	0.45	0.45
Expenses after expense reductions (f)	0.37(a)	0.38	0.38	0.43	0.44	0.44
Net investment income (loss)	2.66(a)	2.02	1.47	1.84	2.21	2.40
Portfolio turnover	17(n)	35	23	18	24	32
Net assets at end of period (000 omitted)	$560,797	$609,185	$618,894	$500,212	$249,695	$245,575

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,604,021,706	$—	$2,604,021,706
U.S. Corporate Bonds	—	11,537,671	—	11,537,671
Mutual Funds	1,503,747	—	—	1,503,747
Total	$1,503,747	$2,615,559,377	$—	$2,617,063,124
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful.  Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed.  Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security.  Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses.  Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2023, there were no significant adjustments due to differences between book and tax accounting.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/23
Ordinary income (including any short-term capital gains)	$2,508,254
Tax-exempt income	56,364,625
Total distributions	$58,872,879
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/23
Cost of investments	$2,737,327,133
Gross appreciation	1,928,619
Gross depreciation	(122,192,628)
Net unrealized appreciation (depreciation)	$(120,264,009)
As of 4/30/23
Undistributed ordinary income	477,294
Undistributed tax-exempt income	2,892,493
Capital loss carryforwards	(88,846,007)
Other temporary differences	(5,517,732)
Net unrealized appreciation (depreciation)	(64,368,658)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(36,887,301)
Long-Term	(51,958,706)
Total	$(88,846,007)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/23	Year ended 4/30/23
Class A	$13,925,392	$23,000,269
Class B	1,083	1,607
Class C	196,431	306,070
Class I	12,474,485	22,983,675
Class R6	7,814,418	12,581,258
Total	$34,411,809	$58,872,879
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended October 31, 2023, this management fee reduction amounted to $174,584, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.33% of the fund's average daily net assets.
For the period from May 1, 2023 through July 31, 2023, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.69%	1.44%	1.54%	0.54%	0.46%
This written agreement terminated on July 31, 2023. For the period from May 1, 2023 through July 31, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) - continued
Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.59%	1.34%	1.44%	0.44%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended October 31, 2023, this reduction amounted to $175,798, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,735 for the six months ended October 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 1,457,477
Class B	0.75%	0.25%	1.00%	0.90%	659
Class C	0.75%	0.25%	1.00%	1.00%	127,242
Total Distribution and Service Fees					$1,585,378
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2023 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2023, this waiver amounted to $582,986 and $66 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for

Notes to Financial Statements (unaudited) - continued
accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2023, this rebate amounted to $5 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2023, were as follows:
Amount
Class A	$50,630
Class B	339
Class C	201
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2023, the fee was $16,162, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $872,528.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 15 shares of Class R6 for an aggregate amount of $120.

Notes to Financial Statements (unaudited) - continued
During the six months ended October 31, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,036,041.
(4) Portfolio Securities
For the six months ended October 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $456,338,415 and $609,954,118, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,463,239	$120,127,730	67,292,064	$526,391,099
Class B	—	—	216	1,687
Class C	115,104	896,672	659,775	5,140,996
Class I	23,787,309	184,328,981	95,155,189	743,324,214
Class R6	10,403,959	80,881,508	46,991,193	366,522,497
	49,769,611	$386,234,891	210,098,437	$1,641,380,493
Shares issued to shareholders in reinvestment of distributions
Class A	1,678,003	$13,023,809	2,734,314	$21,405,240
Class B	140	1,083	205	1,607
Class C	21,644	168,037	33,193	259,832
Class I	1,275,690	9,889,498	2,302,734	18,006,919
Class R6	935,213	7,248,114	1,547,792	12,094,159
	3,910,690	$30,330,541	6,618,238	$51,767,757
Shares reacquired
Class A	(27,179,767)	$(211,485,938)	(87,909,223)	$(687,775,236)
Class B	(2,670)	(20,832)	(3,211)	(25,142)
Class C	(822,155)	(6,390,687)	(2,116,333)	(16,548,746)
Class I	(37,432,100)	(290,886,302)	(146,751,112)	(1,145,350,532)
Class R6	(15,735,616)	(122,168,269)	(49,688,000)	(387,536,375)
	(81,172,308)	$(630,952,028)	(286,467,879)	$(2,237,236,031)

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Net change
Class A	(10,038,525)	$(78,334,399)	(17,882,845)	$(139,978,897)
Class B	(2,530)	(19,749)	(2,790)	(21,848)
Class C	(685,407)	(5,325,978)	(1,423,365)	(11,147,918)
Class I	(12,369,101)	(96,667,823)	(49,293,189)	(384,019,399)
Class R6	(4,396,444)	(34,038,647)	(1,149,015)	(8,919,719)
	(27,492,007)	$(214,386,596)	(69,751,204)	$(544,087,781)
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2023, the fund’s commitment fee and interest expense were $7,857 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,549,380	$400,867,530	$415,900,218	$(13,075)	$130	$1,503,747

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$916,161	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related

Notes to Financial Statements (unaudited) - continued
investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Board Review of Investment Advisory Agreement
MFS Municipal Limited Maturity Fund
 The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
 The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
             Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
 In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
 In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee was approximately at the Broadridge expense group median, while the total expense ratio

Board Review of Investment Advisory Agreement - continued
was higher than the Broadridge expense group median. The Trustees also noted that MFS agreed to further reduce the expense limitation for the Fund effective August 1, 2023, which may not be changed without the Trustees’ approval.
 The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
 The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
  The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
 After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
 In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
 The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
 The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
 Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
October 31, 2023
MFS®  Total Return
Bond Fund
RBF-SEM

MFS® Total Return
Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	35.1%
Investment Grade Corporates	29.2%
Mortgage-Backed Securities	21.8%
Collateralized Loan Obligations	8.6%
Commercial Mortgage-Backed Securities	7.5%
High Yield Corporates	5.8%
Asset-Backed Securities	1.3%
Municipal Bonds	0.8%
Emerging Markets Bonds	0.3%
U.S. Government Agencies	0.2%
Non-U.S. Government Bonds	0.2%
Residential Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	7.5%
AA	5.5%
A	10.9%
BBB	23.4%
BB	4.8%
B	1.6%
CCC	0.1%
CC (o)	0.0%
C (o)	0.0%
U.S. Government	22.9%
Federal Agencies	22.0%
Not Rated	12.2%
Cash & Cash Equivalents	1.4%
Other (q)	(12.2)%
Portfolio facts
Average Duration (d)	6.0
Average Effective Maturity (m)	7.6 yrs.

1

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2023 through October 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2023 through October 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Expenses Paid During Period (p) 5/01/23-10/31/23
A	Actual	0.60%	$1,000.00	$945.08	$2.93
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05
B	Actual	1.35%	$1,000.00	$941.65	$6.59
	Hypothetical (h)	1.35%	$1,000.00	$1,018.35	$6.85
C	Actual	1.45%	$1,000.00	$941.10	$7.07
	Hypothetical (h)	1.45%	$1,000.00	$1,017.85	$7.35
I	Actual	0.45%	$1,000.00	$945.79	$2.20
	Hypothetical (h)	0.45%	$1,000.00	$1,022.87	$2.29
R1	Actual	1.45%	$1,000.00	$941.10	$7.07
	Hypothetical (h)	1.45%	$1,000.00	$1,017.85	$7.35
R2	Actual	0.95%	$1,000.00	$943.40	$4.64
	Hypothetical (h)	0.95%	$1,000.00	$1,020.36	$4.82
R3	Actual	0.70%	$1,000.00	$944.59	$3.42
	Hypothetical (h)	0.70%	$1,000.00	$1,021.62	$3.56
R4	Actual	0.45%	$1,000.00	$945.79	$2.20
	Hypothetical (h)	0.45%	$1,000.00	$1,022.87	$2.29
R6	Actual	0.35%	$1,000.00	$946.26	$1.71
	Hypothetical (h)	0.35%	$1,000.00	$1,023.38	$1.78
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$24,474,903
Boeing Co., 5.15%, 5/01/2030	7,084,000	6,637,353
Boeing Co., 5.705%, 5/01/2040	6,632,000	5,866,464
Boeing Co., 5.805%, 5/01/2050	14,572,000	12,545,045
TransDigm, Inc., 4.625%, 1/15/2029	24,233,000	20,894,662
		$70,418,427
Asset-Backed & Securitized – 17.3%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.599% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$10,841,500	$10,366,720
ACREC 2021-FL1 Ltd., “D”, FLR, 8.099% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	12,279,925
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.1% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	13,618,500	13,051,934
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.273% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	14,107,464	14,043,995
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.449% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,863,500	4,713,549
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.399% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	3,420,500	3,337,849
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.049% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	4,735,000	4,585,592
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.299% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,359,247
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.649% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	3,849,668
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.749% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,298,490
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.32% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	38,626,066
AREIT 2019-CRE3 Trust, “B”, FLR, 6.999% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	7,734,500	7,454,140
AREIT 2019-CRE3 Trust, “C”, FLR, 7.348% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,403,452
AREIT 2019-CRE3 Trust, “D”, FLR, 8.099% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	6,243,500	5,806,954
AREIT 2022-CRE6 Trust, “B”, FLR, 7.171% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,766,841
AREIT 2022-CRE6 Trust, “C”, FLR, 7.471% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	9,751,426
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2022-CRE6 Trust, “D”, FLR, 8.171% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	$4,313,500	$4,055,604
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	4,276,315	4,276,841
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,602,887	160
Bayview Commercial Asset Trust, FLR, 5.904% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	90,577	81,675
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	429,278	592,502
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	7,592,361
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055	10,215,909	9,805,402
BDS 2021-FL7 Ltd., “B”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	5,159,500	5,044,046
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,676,589
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	13,881,236
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 7.049% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	14,499,280
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.499% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	5,063,100
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.748% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,554,917
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.199% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	3,897,661
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	2,075,819	1,957,352
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	1,495,790	1,332,779
BXMT 2020-FL2 Ltd., “B”, FLR, 6.85% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	5,339,942
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	16,255,474
BXMT 2021-FL4 Ltd., “B”, FLR, 7% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	35,084,685
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	17,248,622
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,093,989	7,667,201
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.178%, 1/25/2037 (d)(q)	1,104,430	329,621
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.314%, 3/25/2037 (d)(q)	1,152,378	403,740
CHCP 2021-FL1 Ltd., “B”, FLR, 7.1% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	6,412,000	6,263,527
CHCP 2021-FL1 Ltd., “C”, FLR, 7.55% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	5,168,000	4,963,432
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	$5,597,536	$5,555,415
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,335,355
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,748,292
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,452,504
CLNC 2019-FL1 Ltd., “B”, FLR, 7.348% (SOFR - 1mo. + 2.01448%), 8/20/2035 (n)	6,270,000	6,047,390
CLNC 2019-FL1 Ltd., “C”, FLR, 7.848% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	10,190,000	9,816,781
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.342%, 11/07/2030 (n)	28,014,809	27,663,531
Columbia Cent CLO 28 Ltd., “B-R”, 7.792%, 11/07/2030 (n)	17,835,205	17,081,489
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,337,135
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,300,102
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	20,933,961
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	12,021,440
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,165,031
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,516,732
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,595,201
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	24,050,128
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,028,678
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,514,330
Cutwater 2015-1A Ltd., “BR”, FLR, 7.455% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	27,695,000	27,429,987
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 7.105% ((SOFR - 3mo. + 0.26161%) + 1.45%), 4/15/2029 (n)	14,975,000	14,845,871
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.707% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	15,906,462
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	10,293,349	10,250,317
Enterprise Fleet Financing LLC, 2023-3, “A2”, 6.4%, 3/20/2030 (n)	10,878,000	10,888,671
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GLGU 2023-1A Ltd., “B”, FLR, 8.362% (SOFR - 3mo. + 3%), 7/20/2035 (n)	$16,070,750	$16,067,247
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	8,116,000	8,107,178
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	80,345	78,386
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	10,891,057
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.357% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,920,000	15,418,886
IMPAC CMB Trust, FLR, 6.179% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	13,272	12,853
IMPAC CMB Trust, FLR, 6.359% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	6,636	6,465
IMPAC Secured Assets Corp., FLR, 6.139% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	31,835	27,651
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,550,908
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	22,674,163
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,232,044
JPMorgan Chase Commercial Mortgage Securities Corp., 5.707%, 7/15/2042 (n)	32,986	28,698
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	5,624,393	5,595,732
LCCM 2021-FL2 Trust, “C”, FLR, 7.599% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	8,225,000	7,605,403
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.899% ((SOFR - 1mo. + 0.11448%) + 2.45%), 5/15/2036 (n)	3,164,500	2,920,871
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.199% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	22,792,703
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.449% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	8,117,195
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.349% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	40,790,090
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.649% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	23,799,130
Madison Park Funding XLI Ltd., 2012-A, “B1R”, FLR, 7.024% ((SOFR - 3mo. + 0.26161%) + 1.35%), 4/22/2027 (n)	15,670,000	15,630,825
Magnetite XXXIX Ltd. 2023-39A, “B”, FLR, 7.535% (SOFR - 3mo. + 2.15%), 10/25/2033 (n)	6,000,000	6,000,000
Merrill Lynch Mortgage Investors, Inc., 4.22%, 2/25/2037 (a)(d)	1,770,126	215,495
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2020-FL4 Ltd., “AS”, FLR, 7.55% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	$10,615,000	$10,492,325
MF1 2021-FL5 Ltd., “C”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,208,531
MF1 2022-FL8 Ltd., “C”, FLR, 7.534% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,181,556
MF1 2022-FL8 Ltd., “D”, FLR, 7.984% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,732,661
MF1 2023-FL12 LLC, FLR, “A”, 7.366% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	32,799,000	32,636,186
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.302% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	31,520,702	31,237,804
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,749,253
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.505% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	5,663,303	5,492,617
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.727%, 4/20/2034 (n)	9,973,559	9,792,260
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 7.055% ((SOFR - 3mo. + 0.26161%) + 1.4%), 4/15/2034 (n)	20,000,000	19,618,020
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.423% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,780,750	16,452,384
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 8.024% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	22,979,914	22,222,933
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	15,058,000	14,917,659
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.794% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	3,000,000	2,987,439
Ownit Mortgage Loan Asset-Backed Certificates, 3.17%, 10/25/2035	466,838	254,214
PFP III 2021-7 Ltd., “B”, FLR, 6.848% ((SOFR - 1mo. + 0.11448%) + 1.4%), 4/14/2038 (n)	3,866,807	3,758,243
PFP III 2021-7 Ltd., “C”, FLR, 7.098% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	6,776,662	6,552,503
Preferred Term Securities XIX Ltd., CDO, FLR, 6.021% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	2,208,568	1,987,711
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 6.681% ((SOFR - 3mo. + 0.26161%) + 1.04%), 2/20/2030 (n)	10,359,792	10,314,427
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.639% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	5,795,000	5,489,604
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.389% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	6,825,000	6,210,252
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Residential Funding Mortgage Securities, Inc., FGIC, 3.976%, 12/25/2035 (a)	$137,728	$4,746
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.549% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	9,920,558
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.27% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,852,026
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.52% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	10,873,804
Thornburg Mortgage Securities Trust, FLR, 6.119% ((SOFR - 1mo. + 0.11448%) + 0.68%), 4/25/2043	151	151
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	29,198,473
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	16,542,957
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.105% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	7,992,621
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.605% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,308,602
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.955% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,740,482
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	14,756,472
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,091,732
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	23,095,271
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	11,942,770
		$1,211,220,627
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$11,135,480
Broadcasting – 0.8%
Discovery Communications LLC, 4.65%, 5/15/2050	$11,068,000	$7,280,393
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	24,492,000	18,141,924
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	21,194,000	14,997,227
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	8,483,000	5,941,222
WMG Acquisition Corp., 3%, 2/15/2031 (n)	9,294,000	7,214,863
		$53,575,629
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$10,897,866
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	21,163,194
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	18,655,661
		$50,716,721
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$20,935,390
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	11,710,189
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,166,049
		$40,811,628
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$7,890,762
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	16,433,949
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	15,196,768
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	9,440,901
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	18,842,016
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,264,597
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	22,208,245
		$95,277,238
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$23,563,534
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	5,809,690
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	25,502,339
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,470,000	11,704,238
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	10,976,757
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,250,000	7,310,109
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	12,418,395
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	6,241,508
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	4,890,999
		$108,417,569
Chemicals – 0.1%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$8,956,000	$7,361,528
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$23,539,115
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$22,866,633
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	$6,853,000	$6,555,532
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	20,904,000	19,670,358
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	16,170,000	14,834,279
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	19,893,621
		$60,953,790
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$12,842,088
Consumer Services – 0.6%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$20,902,000	$16,042,285
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,409,805
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,127,241
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	2,974,647
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	16,829,791	5,596,431
		$39,150,409
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$16,611,615
Electronics – 0.3%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$12,875,000	$9,081,984
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	10,026,913
		$19,108,897
Energy - Independent – 0.8%
EQT Corp., 3.9%, 10/01/2027	$10,583,000	$9,737,313
EQT Corp., 5%, 1/15/2029	5,901,000	5,502,585
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	5,668,286
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	9,329,659
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	14,842,000	14,138,152
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	10,108,354
		$54,484,349
Energy - Integrated – 0.2%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$12,536,072
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$12,700,000	$12,670,671
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	8,569,838
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	9,342,134
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	10,802,677
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	6,954,601
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,249,602
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,235,211
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	9,170,555
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	14,582,455	13,178,383
		$81,173,672
Food & Beverages – 0.4%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$20,690,000	$18,908,046
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,037,580
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	5,755,000	4,819,170
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	1,015,000	821,272
		$30,586,068
Gaming & Lodging – 0.3%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$10,313,562
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	13,303,862
		$23,617,424
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$13,077,692
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,338,453
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	3,825,821
		$18,241,966
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$19,027,329
Insurance - Property & Casualty – 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$12,679,491
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	13,854	19,672
Aon Corp., 3.75%, 5/02/2029	23,260,000	20,795,836
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	13,089,654
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,116,323
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	14,541,061
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	$7,257,000	$5,842,982
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	15,266,123
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	4,392,793
		$90,743,935
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$5,456,269
Electricite de France S.A., 6.9%, 5/23/2053 (n)	8,776,000	8,164,624
		$13,620,893
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$16,388,000	$14,685,723
CNH Industrial Capital LLC, 4.2%, 1/15/2024	3,387,000	3,372,348
		$18,058,071
Major Banks – 7.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,293,219
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,081,096
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	31,442,059
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	34,362,251
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	11,856,831
Bank of America Corp., 6.1% to 3/17/2025, FLR ((SOFR - 3mo. + 0.26161%) + 3.898%) to 9/17/2171	15,392,000	14,840,563
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	4,140,000	4,085,694
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,600,817
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,182,100
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	12,388,095
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	9,620,288
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	11,000,000	10,031,232
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	20,050,788
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	24,174,446
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	12,820,359
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	$26,935,000	$20,251,177
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	18,320,478
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	8,378,097
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	16,504,596
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	25,607,040
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	8,479,541
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,034,964
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	22,018,338
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,654,705
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	23,792,699
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	11,882,608
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,596,364
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	5,654,061
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	14,423,739
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	12,603,222
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,292,430
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	29,101,256
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	6,036,000	5,914,213
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	20,834,557
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,326,068
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	9,538,310
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	35,997,175
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,165,306
		$543,200,782
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$20,043,530
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	4,431,000	3,570,141
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	5,633,332
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Alcon, Inc., 2.75%, 9/23/2026 (n)	$4,432,000	$4,055,802
Alcon, Inc., 3%, 9/23/2029 (n)	11,067,000	9,396,719
HCA, Inc., 4.125%, 6/15/2029	10,042,000	8,912,994
HCA, Inc., 4.375%, 3/15/2042	14,385,000	10,367,058
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	9,193,811
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,166,658
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	6,484,472
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	18,346,995
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,620,144
Tower Health, 4.451%, 2/01/2050	22,087,000	9,990,325
		$116,781,981
Metals & Mining – 1.2%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,072,179
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	14,257,972
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	9,710,273
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	14,499,281
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,908,000	14,432,410
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	13,426,652
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	8,662,073
		$84,060,840
Midstream – 2.6%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$5,977,304
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	12,008,406
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,464,666
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	7,698,133
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,594,711
Energy Transfer LP, 5.75%, 2/15/2033	17,623,000	16,520,664
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	7,797,736
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	5,568,871
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	6,168,176
MPLX LP, 4.95%, 3/14/2052	27,389,000	20,298,215
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	28,205,379
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	4,835,246
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	4,901,983
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,397,507
Targa Resources Corp., 6.125%, 3/15/2033	18,189,000	17,420,382
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	4,931,102
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	19,620,000	18,508,682
		$179,297,163
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 21.7%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$4,397,689	$4,214,812
Fannie Mae, 5.25%, 8/01/2024	766,904	759,010
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	20,532,788	18,903,135
Fannie Mae, 2.637%, 12/25/2026	7,878,041	7,282,791
Fannie Mae, 3.95%, 1/01/2027	574,447	551,964
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	28,506,699	24,832,610
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	26,561,364	22,299,043
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,540,430	2,017,597
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	43,315	43,581
Fannie Mae, 3%, 2/25/2033 (i)	1,101,279	92,168
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	4,057,199	3,984,729
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,765,882	1,766,378
Fannie Mae, 3.25%, 5/25/2040	313,370	274,927
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	35,113,918	31,302,716
Fannie Mae, 2%, 4/25/2046	669,095	581,374
Fannie Mae, 4%, 7/25/2046 (i)	1,233,360	229,264
Fannie Mae, UMBS, 2%, 7/01/2036 - 10/01/2052	208,543,734	162,939,859
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2052	78,244,902	63,924,946
Fannie Mae, UMBS, 2.5%, 6/01/2037 - 6/01/2053	222,419,446	173,110,462
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	1,000,754	748,832
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 4/01/2053	16,985,201	16,174,878
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2053	12,765,218	10,706,179
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2053	38,291,103	35,323,163
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 3/01/2053	12,803,240	11,465,721
Fannie Mae, UMBS, 6%, 2/01/2053	2,593,703	2,578,070
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,823,775
Freddie Mac, 2.811%, 1/25/2025	6,302,802	6,092,787
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,987,133	3,585,289
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,974,730	4,599,504
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,673,287
Freddie Mac, 3.117%, 6/25/2027	17,177,017	15,930,340
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	25,145,016	21,149,853
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,703,363
Freddie Mac, 1.091%, 7/25/2029 (i)	12,642,135	625,882
Freddie Mac, 1.142%, 8/25/2029 (i)	22,235,628	1,160,811
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	613,781
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	969,019	952,763
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	512,779	511,391
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,031,653	1,950,385
Freddie Mac, 5.5%, 2/15/2036 (i)	224,901	35,972
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	18,873,377	16,440,531
Freddie Mac, 4.5%, 12/15/2040 (i)	140,520	11,347
Freddie Mac, 4%, 8/15/2044 (i)	233,003	27,007
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.25%, 11/25/2061	$3,378,956	$2,691,652
Freddie Mac, UMBS, 3%, 11/01/2034 - 2/01/2053	52,968,596	42,999,320
Freddie Mac, UMBS, 2%, 8/31/2036 - 10/01/2052	234,386,322	174,336,550
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	68,867,959	54,011,062
Freddie Mac, UMBS, 5%, 8/01/2037 - 3/01/2053	3,028,996	2,796,549
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2053	59,559,077	49,732,500
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 12/01/2052	13,410,866	11,987,302
Freddie Mac, UMBS, 4%, 10/01/2052	11,788,398	10,189,112
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 4/01/2053	3,969,362	3,785,947
Ginnie Mae, 5.5%, 11/15/2032 - 4/20/2053	22,653,347	21,704,643
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	68,853,139	62,588,364
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	543,275	545,272
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	41,760,877	36,788,364
Ginnie Mae, 3.5%, 11/15/2040 - 6/20/2052	54,890,722	47,048,165
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	67,573,071	56,002,089
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	55,262,001	44,056,203
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	17,719,496	13,683,965
Ginnie Mae, 5%, 12/20/2052 - 5/20/2053	63,391,563	59,027,124
Ginnie Mae, TBA, 6%, 11/15/2053	9,900,000	9,698,786
Ginnie Mae, TBA, 6.5%, 11/15/2053	14,375,000	14,341,805
UMBS, TBA, 2%, 11/25/2038 - 11/25/2053	27,293,355	22,666,168
UMBS, TBA, 2.5%, 11/25/2038 - 11/25/2053	38,175,000	29,890,869
UMBS, TBA, 5%, 11/25/2038 - 11/25/2053	12,675,000	12,134,234
UMBS, TBA, 5.5%, 11/25/2053	42,950,000	40,735,391
UMBS, TBA, 6%, 11/25/2053	8,050,000	7,832,929
UMBS, TBA, 6.5%, 11/25/2053	2,250,000	2,236,279
		$1,517,506,921
Municipals – 0.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,655,000	$1,624,534
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	20,626,063
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,237,830
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	8,352,546
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,565,038
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	16,710,495
		$57,116,506
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$16,306,330
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	12,602,639
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	13,978,536
		$42,887,505
Oils – 0.0%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$3,632,030
Other Banks & Diversified Financials – 1.4%
Discover Financial Services, 6.7%, 11/29/2032	$34,164,000	$31,649,836
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,743,000	7,469,449
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	12,987,557
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	48,056,230
		$100,163,072
Pharmaceuticals – 0.4%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$14,950,000	$13,001,545
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	16,685,000	14,411,837
		$27,413,382
Real Estate - Office – 0.5%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$20,731,999
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	17,664,323
		$38,396,322
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$25,284,000	$20,860,271
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,293,000	$13,050,199
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$20,083,498
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	18,776,199
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	14,460,793
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	22,378,654
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	1,812,161
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,148,209
		$82,659,514
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.1%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,240,569
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	22,766,076
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	22,053,157
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	9,706,690
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,199,173
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	16,465,343
		$77,431,008
Transportation - Services – 0.3%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$13,402,463
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	9,094,000	9,459,270
		$22,861,733
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.89%, 12/01/2023	$6,275	$6,267
Small Business Administration, 4.93%, 1/01/2024	5,061	5,045
Small Business Administration, 4.34%, 3/01/2024	6,456	6,432
Small Business Administration, 5.18%, 5/01/2024	5,394	5,365
Small Business Administration, 5.52%, 6/01/2024	10,394	10,365
Small Business Administration, 5.19%, 7/01/2024	13,668	13,563
Small Business Administration, 4.86%, 10/01/2024	9,049	8,932
Small Business Administration, 4.57%, 6/01/2025	51,281	50,674
Small Business Administration, 4.76%, 9/01/2025	153,649	149,595
Small Business Administration, 5.39%, 12/01/2025	12,077	11,910
Small Business Administration, 5.35%, 2/01/2026	74,249	72,662
Small Business Administration, 3.25%, 11/01/2030	553,252	516,821
Small Business Administration, 2.85%, 9/01/2031	876,767	794,733
Small Business Administration, 2.37%, 8/01/2032	620,682	556,338
Small Business Administration, 2.13%, 1/01/2033	1,181,930	1,042,777
Small Business Administration, 2.21%, 2/01/2033	297,997	264,855
Small Business Administration, 2.22%, 3/01/2033	948,718	839,205
Small Business Administration, 2.08%, 4/01/2033	1,839,441	1,611,252
Small Business Administration, 2.45%, 6/01/2033	2,260,639	2,010,001
Small Business Administration, 3.15%, 7/01/2033	2,604,212	2,381,582
Small Business Administration, 3.16%, 8/01/2033	2,851,417	2,602,629
Small Business Administration, 3.62%, 9/01/2033	1,360,919	1,261,160
		$14,222,163
U.S. Treasury Obligations – 22.6%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$14,740,934
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	41,765,191
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	40,075,488
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	40,741,281
U.S. Treasury Bonds, 4%, 11/15/2042	26,100,000	22,125,867
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 5/15/2043	$58,777,000	$41,573,248
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	90,792,875
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	18,923,644
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	18,805,120
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	13,736,442
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	20,726,953
U.S. Treasury Bonds, 1.625%, 11/15/2050	92,800,000	45,453,875
U.S. Treasury Bonds, 2.25%, 2/15/2052	92,950,000	53,500,713
U.S. Treasury Notes, 3.875%, 3/31/2025	95,000,000	93,226,171
U.S. Treasury Notes, 4.625%, 6/30/2025	250,000,000	247,871,095
U.S. Treasury Notes, 4.75%, 7/31/2025 (f)	428,000,000	425,207,968
U.S. Treasury Notes, 5%, 8/31/2025	194,700,000	194,289,304
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	108,103,126
U.S. Treasury Notes, 4.125%, 7/31/2028	50,200,000	48,699,883
		$1,580,359,178
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$13,260,136
Calpine Corp., 3.75%, 3/01/2031 (n)	16,125,000	12,848,561
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	26,843,936
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,560,268
FirstEnergy Corp., 3.4%, 3/01/2050	2,430,000	1,469,562
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	16,835,964
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	9,453,618
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	20,732,300
		$105,004,345
Total Bonds (Identified Cost, $7,828,548,210)		$6,833,002,088
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.43% (v) (Identified Cost, $202,332,208)	202,324,094	$202,344,326

Other Assets, Less Liabilities – (0.8)%		(52,927,878)
Net Assets – 100.0%		$6,982,418,536

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $202,344,326 and $6,833,002,088, respectively.
21

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,673,834,675, representing 24.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.639% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	$5,795,000	$5,489,604
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.389% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	6,825,000	6,210,252
Total Restricted Securities			$11,699,856
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
22

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 10/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,051	$212,745,392	December – 2023	$(849,509)
U.S. Treasury Note 5 yr	Long	USD	3,036	317,190,845	December – 2023	(5,077,127)
U.S. Treasury Ultra Bond 30 yr	Long	USD	2,503	281,743,937	December – 2023	(37,497,047)
U.S. Treasury Ultra Note 10 yr	Long	USD	350	38,089,844	December – 2023	(761,451)
						$(44,185,134)
At October 31, 2023, the fund had liquid securities with an aggregate value of $22,902,485 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
23

Financial Statements
Statement of Assets and Liabilities
At 10/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $7,828,548,210)	$6,833,002,088
Investments in affiliated issuers, at value (identified cost, $202,332,208)	202,344,326
Cash	17,059,646
Restricted cash for MBS/TBA	869,179
Receivables for
Net daily variation margin on open futures contracts	176,212
Investments sold	9,820,744
TBA sale commitments	58,027,606
Fund shares sold	18,918,759
Interest and dividends	55,714,521
Receivable from investment adviser	53,462
Other assets	45,138
Total assets	$7,196,031,681
Liabilities
Payables for
Distributions	$1,842,559
TBA purchase commitments	199,558,291
Fund shares reacquired	10,586,395
Payable to affiliates
Administrative services fee	3,389
Shareholder servicing costs	1,249,877
Distribution and service fees	20,708
Accrued expenses and other liabilities	351,926
Total liabilities	$213,613,145
Net assets	$6,982,418,536
Net assets consist of
Paid-in capital	$8,566,962,097
Total distributable earnings (loss)	(1,584,543,561)
Net assets	$6,982,418,536
Shares of beneficial interest outstanding	788,942,824
24

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,140,283,213	241,850,940	$8.85
Class B	2,658,915	299,911	8.87
Class C	31,740,857	3,581,436	8.86
Class I	1,328,436,510	150,117,996	8.85
Class R1	1,202,042	135,609	8.86
Class R2	12,043,891	1,360,982	8.85
Class R3	64,864,146	7,330,083	8.85
Class R4	45,677,186	5,159,726	8.85
Class R6	3,355,511,776	379,106,141	8.85

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.24 [100 / 95.75 x $8.85]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
25

Financial Statements
Statement of Operations
Six months ended 10/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$162,794,050
Dividends from affiliated issuers	4,486,961
Other	454,249
Foreign taxes withheld	4,866
Total investment income	$167,740,126
Expenses
Management fee	$14,431,466
Distribution and service fees	3,113,161
Shareholder servicing costs	1,964,965
Administrative services fee	311,812
Independent Trustees' compensation	57,662
Custodian fee	140,066
Shareholder communications	180,854
Audit and tax fees	48,148
Legal fees	18,299
Miscellaneous	204,004
Total expenses	$20,470,437
Fees paid indirectly	(14,452)
Reduction of expenses by investment adviser and distributor	(3,916,341)
Net expenses	$16,539,644
Net investment income (loss)	$151,200,482
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(108,207,874)
Affiliated issuers	1,316
Futures contracts	(37,786,582)
Net realized gain (loss)	$(145,993,140)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(342,087,883)
Affiliated issuers	(29,059)
Futures contracts	(63,088,029)
Net unrealized gain (loss)	$(405,204,971)
Net realized and unrealized gain (loss)	$(551,198,111)
Change in net assets from operations	$(399,997,629)
See Notes to Financial Statements
26

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23
Change in net assets
From operations
Net investment income (loss)	$151,200,482	$247,514,499
Net realized gain (loss)	(145,993,140)	(257,618,600)
Net unrealized gain (loss)	(405,204,971)	(65,899,073)
Change in net assets from operations	$(399,997,629)	$(76,003,174)
Total distributions to shareholders	$(153,665,368)	$(256,707,660)
Change in net assets from fund share transactions	$271,064,479	$(32,328,488)
Total change in net assets	$(282,598,518)	$(365,039,322)
Net assets
At beginning of period	7,265,017,054	7,630,056,376
At end of period	$6,982,418,536	$7,265,017,054
See Notes to Financial Statements
27

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.08	$10.62	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.32	$0.20	$0.24	$0.30	$0.30
Net realized and unrealized gain (loss)	(0.71)	(0.42)	(1.13)	0.27	0.47	0.23
Total from investment operations	$(0.52)	$(0.10)	$(0.93)	$0.51	$0.77	$0.53
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.33)	$(0.21)	$(0.28)	$(0.31)	$(0.30)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.33)	$(0.35)	$(0.32)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$8.85	$9.56	$9.99	$11.27	$11.08	$10.62
Total return (%) (r)(s)(t)(x)	(5.49)(n)	(0.95)	(8.46)	4.55	7.30	5.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.78	0.76	0.77	0.79	0.82
Expenses after expense reductions (f)	0.60(a)	0.60	0.60	0.62	0.67	0.69
Net investment income (loss)	4.04(a)	3.30	1.84	2.07	2.69	2.89
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$2,140,283	$2,262,535	$2,426,564	$2,969,273	$2,458,183	$1,967,507
See Notes to Financial Statements
28

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.58	$10.01	$11.29	$11.10	$10.64	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.24	$0.12	$0.15	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.70)	(0.41)	(1.13)	0.27	0.47	0.23
Total from investment operations	$(0.55)	$(0.17)	$(1.01)	$0.42	$0.69	$0.45
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.26)	$(0.13)	$(0.19)	$(0.23)	$(0.22)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.16)	$(0.26)	$(0.27)	$(0.23)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$8.87	$9.58	$10.01	$11.29	$11.10	$10.64
Total return (%) (r)(s)(t)(x)	(5.84)(n)	(1.68)	(9.13)	3.77	6.50	4.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.51	1.52	1.54	1.58
Expenses after expense reductions (f)	1.35(a)	1.35	1.35	1.37	1.42	1.44
Net investment income (loss)	3.29(a)	2.52	1.09	1.35	1.97	2.13
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$2,659	$3,384	$4,618	$6,865	$9,963	$13,727
See Notes to Financial Statements
29

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.57	$10.01	$11.28	$11.10	$10.64	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.23	$0.11	$0.14	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.71)	(0.42)	(1.12)	0.26	0.48	0.23
Total from investment operations	$(0.56)	$(0.19)	$(1.01)	$0.40	$0.68	$0.44
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.25)	$(0.12)	$(0.18)	$(0.22)	$(0.21)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.15)	$(0.25)	$(0.26)	$(0.22)	$(0.22)	$(0.21)
Net asset value, end of period (x)	$8.86	$9.57	$10.01	$11.28	$11.10	$10.64
Total return (%) (r)(s)(t)(x)	(5.89)(n)	(1.88)	(9.14)	3.57	6.40	4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.51	1.52	1.55	1.57
Expenses after expense reductions (f)	1.45(a)	1.45	1.45	1.47	1.52	1.54
Net investment income (loss)	3.19(a)	2.39	0.99	1.25	1.85	2.03
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$31,741	$36,253	$56,980	$77,610	$99,437	$89,735
See Notes to Financial Statements
30

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.09	$10.62	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.33	$0.22	$0.25	$0.31	$0.31
Net realized and unrealized gain (loss)	(0.70)	(0.42)	(1.13)	0.26	0.49	0.23
Total from investment operations	$(0.51)	$(0.09)	$(0.91)	$0.51	$0.80	$0.54
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.34)	$(0.23)	$(0.29)	$(0.33)	$(0.32)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.20)	$(0.34)	$(0.37)	$(0.33)	$(0.33)	$(0.32)
Net asset value, end of period (x)	$8.85	$9.56	$9.99	$11.27	$11.09	$10.62
Total return (%) (r)(s)(t)(x)	(5.42)(n)	(0.80)	(8.32)	4.61	7.56	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.51	0.52	0.54	0.57
Expenses after expense reductions (f)	0.45(a)	0.45	0.45	0.47	0.52	0.54
Net investment income (loss)	4.18(a)	3.43	1.99	2.22	2.84	3.03
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$1,328,437	$1,361,313	$1,617,089	$1,651,206	$1,513,495	$1,242,812
See Notes to Financial Statements
31

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.57	$10.01	$11.28	$11.10	$10.64	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.23	$0.11	$0.14	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.71)	(0.42)	(1.12)	0.26	0.48	0.23
Total from investment operations	$(0.56)	$(0.19)	$(1.01)	$0.40	$0.68	$0.44
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.25)	$(0.12)	$(0.18)	$(0.22)	$(0.21)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.15)	$(0.25)	$(0.26)	$(0.22)	$(0.22)	$(0.21)
Net asset value, end of period (x)	$8.86	$9.57	$10.01	$11.28	$11.10	$10.64
Total return (%) (r)(s)(t)(x)	(5.89)(n)	(1.88)	(9.14)	3.57	6.40	4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.51	1.52	1.54	1.57
Expenses after expense reductions (f)	1.45(a)	1.45	1.45	1.47	1.52	1.54
Net investment income (loss)	3.19(a)	2.45	0.99	1.22	1.87	2.06
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$1,202	$1,279	$1,641	$1,812	$1,656	$2,005
See Notes to Financial Statements
32

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.08	$10.62	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.28	$0.16	$0.20	$0.26	$0.26
Net realized and unrealized gain (loss)	(0.71)	(0.42)	(1.13)	0.27	0.47	0.24
Total from investment operations	$(0.54)	$(0.14)	$(0.97)	$0.47	$0.73	$0.50
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.29)	$(0.17)	$(0.24)	$(0.27)	$(0.27)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.17)	$(0.29)	$(0.31)	$(0.28)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$8.85	$9.56	$9.99	$11.27	$11.08	$10.62
Total return (%) (r)(s)(t)(x)	(5.66)(n)	(1.29)	(8.79)	4.19	6.93	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.03	1.01	1.02	1.04	1.08
Expenses after expense reductions (f)	0.95(a)	0.95	0.95	0.97	1.02	1.04
Net investment income (loss)	3.69(a)	2.94	1.49	1.74	2.36	2.53
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$12,044	$14,215	$16,565	$25,398	$27,083	$34,093
See Notes to Financial Statements
33

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.08	$10.62	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.31	$0.19	$0.23	$0.29	$0.29
Net realized and unrealized gain (loss)	(0.70)	(0.42)	(1.13)	0.26	0.47	0.23
Total from investment operations	$(0.52)	$(0.11)	$(0.94)	$0.49	$0.76	$0.52
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.32)	$(0.20)	$(0.26)	$(0.30)	$(0.29)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.32)	$(0.34)	$(0.30)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$8.85	$9.56	$9.99	$11.27	$11.08	$10.62
Total return (%) (r)(s)(t)(x)	(5.54)(n)	(1.04)	(8.55)	4.44	7.20	5.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.78	0.76	0.77	0.79	0.83
Expenses after expense reductions (f)	0.70(a)	0.70	0.70	0.72	0.77	0.79
Net investment income (loss)	3.94(a)	3.19	1.75	1.98	2.60	2.78
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$64,864	$68,213	$79,389	$57,652	$54,433	$49,418
See Notes to Financial Statements
34

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.09	$10.63	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.33	$0.22	$0.26	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.71)	(0.42)	(1.13)	0.25	0.48	0.23
Total from investment operations	$(0.51)	$(0.09)	$(0.91)	$0.51	$0.79	$0.55
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.34)	$(0.23)	$(0.29)	$(0.33)	$(0.32)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.20)	$(0.34)	$(0.37)	$(0.33)	$(0.33)	$(0.32)
Net asset value, end of period (x)	$8.85	$9.56	$9.99	$11.27	$11.09	$10.63
Total return (%) (r)(s)(t)(x)	(5.42)(n)	(0.80)	(8.32)	4.61	7.46	5.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.51	0.52	0.54	0.57
Expenses after expense reductions (f)	0.45(a)	0.45	0.45	0.47	0.52	0.54
Net investment income (loss)	4.19(a)	3.45	1.98	2.23	2.85	3.04
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$45,677	$47,748	$50,056	$127,449	$131,629	$116,533
See Notes to Financial Statements
35

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/23 (unaudited)	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.09	$10.62	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.34	$0.23	$0.26	$0.32	$0.33
Net realized and unrealized gain (loss)	(0.71)	(0.42)	(1.13)	0.26	0.49	0.23
Total from investment operations	$(0.51)	$(0.08)	$(0.90)	$0.52	$0.81	$0.56
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.35)	$(0.24)	$(0.30)	$(0.34)	$(0.33)
From net realized gain	—	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.20)	$(0.35)	$(0.38)	$(0.34)	$(0.34)	$(0.33)
Net asset value, end of period (x)	$8.85	$9.56	$9.99	$11.27	$11.09	$10.62
Total return (%) (r)(s)(t)(x)	(5.37)(n)	(0.70)	(8.23)	4.71	7.67	5.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.43	0.42	0.43	0.45	0.47
Expenses after expense reductions (f)	0.35(a)	0.35	0.35	0.37	0.42	0.44
Net investment income (loss)	4.29(a)	3.56	2.09	2.31	2.95	3.14
Portfolio turnover	39(n)	97	185	188	144	60
Portfolio turnover (excluding TBA transactions)(e)	25(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$3,355,512	$3,470,078	$3,359,986	$3,320,149	$2,535,200	$2,232,386

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rates excluding TBA transactions for periods prior to the six months ended October 31, 2023 are not available. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
36

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted
37

Notes to Financial Statements (unaudited) - continued
settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
38

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,594,581,341	$—	$1,594,581,341
Non - U.S. Sovereign Debt	—	13,620,893	—	13,620,893
Municipal Bonds	—	57,116,506	—	57,116,506
U.S. Corporate Bonds	—	1,728,014,466	—	1,728,014,466
Residential Mortgage-Backed Securities	—	1,518,840,243	—	1,518,840,243
Commercial Mortgage-Backed Securities	—	523,704,715	—	523,704,715
Asset-Backed Securities (including CDOs)	—	686,182,590	—	686,182,590
Foreign Bonds	—	710,941,334	—	710,941,334
Mutual Funds	202,344,326	—	—	202,344,326
Total	$202,344,326	$6,833,002,088	$—	$7,035,346,414
Other Financial Instruments
Futures Contracts – Liabilities	$(44,185,134)	$—	$—	$(44,185,134)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the
39

Notes to Financial Statements (unaudited) - continued
exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(44,185,134)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(37,786,582)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(63,088,029)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements.
40

Notes to Financial Statements (unaudited) - continued
For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
41

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has
42

Notes to Financial Statements (unaudited) - continued
the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
43

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/23
Ordinary income (including any short-term capital gains)	$256,707,660
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/23
Cost of investments	$8,032,260,295
Gross appreciation	721,556
Gross depreciation	(997,635,437)
Net unrealized appreciation (depreciation)	$(996,913,881)
As of 4/30/23
Undistributed ordinary income	13,515,327
Capital loss carryforwards	(345,943,769)
Other temporary differences	(24,201,827)
Net unrealized appreciation (depreciation)	(674,250,295)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(162,034,835)
Long-Term	(183,908,934)
Total	$(345,943,769)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to
44

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/23	Year ended 4/30/23
Class A	$45,843,705	$76,994,684
Class B	51,057	102,093
Class C	559,201	1,110,083
Class I	28,534,956	49,337,422
Class R1	20,716	39,755
Class R2	252,896	450,171
Class R3	1,357,559	2,414,237
Class R4	995,789	1,651,815
Class R6	76,049,489	124,584,443
Class 529A	—	22,957
Total	$153,665,368	$256,707,660
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended October 31, 2023, this management fee reduction amounted to $1,260,262, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended October 31, 2023, this management fee reduction amounted to $456,927, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and
45

Notes to Financial Statements (unaudited) - continued
closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. For the six months ended October 31, 2023, this reduction amounted to $1,077,570, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,697 for the six months ended October 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,800,140
Class B	0.75%	0.25%	1.00%	0.90%	15,307
Class C	0.75%	0.25%	1.00%	1.00%	172,422
Class R1	0.75%	0.25%	1.00%	1.00%	6,377
Class R2	0.25%	0.25%	0.50%	0.50%	33,880
Class R3	—	0.25%	0.25%	0.25%	85,035
Total Distribution and Service Fees					$3,113,161
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2023 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2023, this waiver amounted to $1,120,048 and $1,534 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024.
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Notes to Financial Statements (unaudited) - continued
MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2023, there were no rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2023, were as follows:
Amount
Class A	$23,681
Class B	533
Class C	392
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2023, the fee was $67,466, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,897,499.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2023 was equivalent to an annual effective rate of 0.0086% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
47

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended October 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$2,668,285,701	$2,001,289,487
Non-U.S. Government securities	231,941,765	722,681,205
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,915,039	$203,215,851	38,371,112	$366,154,901
Class B	11,603	107,779	22,149	212,937
Class C	482,423	4,479,935	521,787	4,979,279
Class I	32,563,707	300,225,394	49,057,393	467,962,206
Class R1	17,644	164,060	37,300	358,591
Class R2	156,431	1,453,731	215,398	2,044,916
Class R3	725,153	6,748,329	1,176,955	11,159,362
Class R4	605,577	5,596,797	1,088,193	10,449,010
Class R6	39,013,733	361,683,352	83,961,736	812,220,667
Class 529A	—	—	7,712	77,520
	95,491,310	$883,675,228	174,459,735	$1,675,619,389
Shares issued to shareholders in reinvestment of distributions
Class A	4,812,060	$44,364,516	7,851,823	$74,606,189
Class B	5,281	48,829	10,090	95,981
Class C	54,735	505,493	107,287	1,020,698
Class I	2,319,371	21,378,030	3,941,146	37,468,599
Class R1	2,245	20,716	4,139	39,319
Class R2	27,256	251,525	47,091	447,239
Class R3	147,200	1,357,186	254,036	2,413,408
Class R4	71,711	661,275	114,989	1,093,306
Class R6	8,065,785	74,374,719	12,860,230	122,213,742
	15,505,644	$142,962,289	25,190,831	$239,398,481
48

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/23		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(21,554,518)	$(199,180,873)	(52,414,770)	$(501,220,877)
Class B	(70,323)	(652,701)	(140,333)	(1,342,556)
Class C	(742,519)	(6,882,464)	(2,537,355)	(23,948,385)
Class I	(27,166,693)	(252,062,283)	(72,440,483)	(693,213,713)
Class R1	(17,833)	(162,831)	(71,920)	(688,358)
Class R2	(309,816)	(2,872,892)	(433,589)	(4,147,392)
Class R3	(678,394)	(6,283,437)	(2,241,302)	(21,433,297)
Class R4	(510,735)	(4,739,754)	(1,218,379)	(11,695,888)
Class R6	(30,909,402)	(282,735,803)	(70,117,118)	(672,519,231)
Class 529A	—	—	(1,725,772)	(17,136,661)
	(81,960,233)	$(755,573,038)	(203,341,021)	$(1,947,346,358)
Net change
Class A	5,172,581	$48,399,494	(6,191,835)	$(60,459,787)
Class B	(53,439)	(496,093)	(108,094)	(1,033,638)
Class C	(205,361)	(1,897,036)	(1,908,281)	(17,948,408)
Class I	7,716,385	69,541,141	(19,441,944)	(187,782,908)
Class R1	2,056	21,945	(30,481)	(290,448)
Class R2	(126,129)	(1,167,636)	(171,100)	(1,655,237)
Class R3	193,959	1,822,078	(810,311)	(7,860,527)
Class R4	166,553	1,518,318	(15,197)	(153,572)
Class R6	16,170,116	153,322,268	26,704,848	261,915,178
Class 529A	—	—	(1,718,060)	(17,059,141)
	29,036,721	$271,064,479	(3,690,455)	$(32,328,488)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 8%, 8%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. Effective September 29, 2023, purchases of Class R1 and Class R2 shares were closed to new eligible investors.
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Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2023, the fund’s commitment fee and interest expense were $18,658 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$205,498,014	$1,004,738,258	$1,007,864,203	$1,316	$(29,059)	$202,344,326

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,486,961	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such
50

Notes to Financial Statements (unaudited) - continued
synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
51

Board Review of Investment Advisory Agreement
MFS Total Return Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
52

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into
53

Board Review of Investment Advisory Agreement - continued
account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
54

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
55

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
56

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1. Go to mfs.com.
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3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: December 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: December 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: December 14, 2023

* Print name and title of each signing officer under his or her signature.